Vanguard® Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.1%)
Alabama (3.4%)
	Alabama GO	4.000%	11/1/30	6,195	6,236
	Alabama GO	4.000%	11/1/31	4,000	4,024
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/39	1,135	1,210
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	1,465	1,481
	Auburn University College & University Revenue	5.000%	6/1/43	5,000	5,156
	Auburn University College & University Revenue	5.000%	6/1/48	12,265	12,563
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	695	704
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No.7) PUT	4.000%	12/1/26	19,560	19,618
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No.8) PUT	4.000%	12/1/29	22,375	22,086
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/28	32,290	33,341
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	28,595	30,295
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	32,930	33,056
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	2,210	2,219
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	18,780	18,836
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	10,755	10,867
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	30,195	30,228
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	8,600	9,029
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	1,900	2,020
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	3,925	4,222
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/31	31,485	33,359
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	5,965	6,010
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/32	16,725	17,608
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/32	13,260	14,099
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/34	8,605	9,193
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,630	1,593
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,560	1,490
	East Alabama Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/30	1,000	1,003
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	485	523
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/32	2,405	2,592
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/54	1,215	1,264
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/54	1,185	1,233
	Huntsville AL GO	5.000%	5/1/32	3,190	3,348
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	12,310	13,148
	Huntsville Public Building Authority Lease (Appropriation) Revenue	5.000%	2/1/47	3,715	3,887
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	611
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	582
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	656
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	511
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	600
	Jefferson County AL Sewer Revenue	5.250%	10/1/40	5,000	5,457
	Jefferson County AL Sewer Revenue	5.250%	10/1/41	5,000	5,424
	Jefferson County AL Sewer Revenue	5.250%	10/1/42	4,000	4,320
	Jefferson County AL Sewer Revenue	5.250%	10/1/44	3,000	3,210
	Jefferson County AL Sewer Revenue	5.250%	10/1/45	4,000	4,267
	Jefferson County AL Sewer Revenue	5.250%	10/1/49	15,835	16,723
	Jefferson County AL Sewer Revenue	5.500%	10/1/53	6,835	7,327
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/27	2,430	2,508
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	7,005	7,023
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/26	430	433
	Oxford AL GO	5.000%	7/1/52	3,750	3,903
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	34,545	36,769
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/35	31,990	33,561
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	12,315	12,331
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	1,215	1,294

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	14,080	14,607
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	29,425	30,943
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	1,610	1,702
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/32	11,735	12,550
	Tuscaloosa AL GO	3.000%	10/1/50	3,000	2,266
	University of Alabama at Birmingham College & University Revenue	4.000%	7/1/40	7,135	7,198
	University of Alabama at Birmingham College & University Revenue	4.000%	7/1/41	7,420	7,427
	University of Alabama at Birmingham College & University Revenue	4.000%	7/1/46	8,665	8,410
	University of Alabama at Birmingham College & University Revenue	4.000%	7/1/47	5,000	4,844
	University of Alabama at Birmingham College & University Revenue	4.000%	7/1/48	1,745	1,682
[1]	University of South Alabama College & University Revenue	5.000%	10/1/29	1,000	1,042
[1]	University of South Alabama College & University Revenue	5.000%	10/1/30	1,020	1,061
[1]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,038
[1]	University of South Alabama College & University Revenue	5.000%	10/1/32	750	777
[1]	University of South Alabama College & University Revenue	5.000%	10/1/33	1,435	1,484
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/28	2,120	2,136
					604,218
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	850	918
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	6,620	6,668
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	3,995	4,024
	Municipality of Anchorage AK GO	4.000%	9/1/37	1,000	1,024
	Municipality of Anchorage AK GO	4.000%	9/1/38	1,000	1,016
	Municipality of Anchorage AK GO	4.000%	9/1/39	2,620	2,643
	Municipality of Anchorage AK GO	4.000%	9/1/40	1,500	1,504
	Municipality of Anchorage AK GO	4.000%	9/1/41	1,285	1,278
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	5,000	4,417
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	1,085	1,068
					24,560
Arizona (1.5%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/43	4,000	4,212
[2]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/49	1,610	1,577
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/41	505	474
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/61	3,365	2,886
[2]	Arizona IDA Charter School Aid Revenue (Pinecrest Academy of Nevada-Horizon, Inspirada & St. Rose Campus Projects)	5.750%	7/15/48	3,200	3,242
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	1,004
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	1,001
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	498
[2]	Arizona IDA Health, Hospital, Nursing Home Revenue	7.625%	5/1/54	6,125	6,404
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	605	676
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/41	4,984	5,060
[1]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/54	2,000	2,044
[1]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/58	1,500	1,530
[2,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	4,000	120
[2,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,000	150
	Arizona State University College & University Revenue	5.000%	7/1/43	5,400	5,643
	Buckeye AZ Excise Taxes Sales Tax Revenue	5.000%	7/1/43	6,000	6,027
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.700%	7/1/51	5,020	3,368
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	4,810	4,857
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	330	330
[4]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/43	1,275	1,388
[4]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/44	1,000	1,082
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/48	1,350	1,291
[2]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/41	1,275	1,159
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/49	1,500	1,511
[2]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/49	3,500	3,438
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/55	11,535	9,608
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,000	1,104
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,350	1,478
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,141
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	1,000	1,088
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	4,000	4,102
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,135	1,228
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	2,750	2,938
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	1,500	1,532
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/29	220	223

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/34	545	562
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/35	350	359
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/33	200	207
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/34	200	207
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/35	250	257
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/37	250	255
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	7,275	7,353
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	2,100	2,217
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	2,990	3,150
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	3,350	3,522
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/38	3,440	3,608
[5]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/42	3,000	3,590
[5]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/43	1,500	1,793
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	6,540	6,788
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	4,425	4,679
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	1,000	1,057
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/49	13,905	14,262
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/37	3,750	3,819
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/42	3,000	3,028
[2]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/41	1,000	887
[2]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/51	2,570	2,101
[2]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/57	3,680	2,938
[2]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/57	500	399
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/46	2,175	1,987
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/32	1,035	1,040
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	3,155	3,252
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/35	10,020	10,532
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	4,000	4,281
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/48	5,000	5,346
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/50	19,050	20,186
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/53	26,945	29,269
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	3,060	3,296
[2]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.750%	6/15/58	7,250	7,479
	University of Arizona College & University Revenue	5.000%	6/1/36	1,500	1,644
	University of Arizona College & University Revenue	5.000%	6/1/37	2,235	2,440
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/49	1,000	1,066
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/54	5,520	5,825
					254,095
Arkansas (0.1%)
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/55	1,500	1,581
	El Dorado Special School District No. 15 GO	5.000%	2/1/50	1,970	2,014
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/42	1,000	1,067
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/43	1,000	1,062
	Rogers School District No. 30 GO	3.000%	2/1/30	4,660	4,639
					10,363
California (7.0%)
[6,7]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	9,000	5,022
[6]	Alameda County Oakland Unified School District GO	3.000%	8/1/40	7,000	6,066
[8]	Antelope Valley Community College District GO	0.000%	8/1/47	1,000	350
[8]	Antelope Valley Community College District GO	0.000%	8/1/48	1,330	441
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	2,400	1,574
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/29	1,200	1,267
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	19,115	19,171
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	7,270	7,578
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	20,015	20,980
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	9,600	10,161
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	10,015	10,844
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	12,965	13,701
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	17,145	18,280
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	2,825	3,023
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	27,500	29,651
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/32	14,335	15,185
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	32,475	34,236

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/33	22,225	24,231
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	14,770	14,767
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	50,000	52,790
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/32	12,330	12,983
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/32	13,915	14,910
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	11,100	8,243
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	2,000	1,599
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	4,292
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	2,500	1,792
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	917
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,075	985
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	5,000	5,097
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	9,495	11,309
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	4,555	5,386
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	4,000	4,721
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	14,900	17,476
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	9,050	10,589
	California GO	5.000%	9/1/31	15,050	15,523
[6]	California GO	5.250%	8/1/32	9,765	11,164
	California GO	3.000%	10/1/36	5,400	5,245
	California GO	5.000%	4/1/37	1,010	1,078
	California GO	3.000%	10/1/37	4,750	4,480
	California GO	5.000%	10/1/39	1,500	1,601
	California GO	3.000%	11/1/40	4,500	3,980
	California GO	3.000%	11/1/41	5,500	4,782
	California GO	5.000%	4/1/42	5,000	5,484
	California GO	5.000%	10/1/42	10,000	10,528
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/40	1,000	1,099
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	9,435	7,632
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	3,700	4,171
	California Housing Finance Agency	4.000%	3/20/33	9,494	9,499
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	6,684	6,603
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	14,053	13,432
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	13,293	12,439
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	1,777	1,824
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/39	10,000	9,722
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	7,500	7,466
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/41	1,495	1,481
[2]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/54	20,000	20,934
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,470	1,896
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	8,000	7,155
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	9,095	8,493
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	4,465	3,481
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	1,200	912
[2]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/64	1,550	1,677
	California Municipal Finance Authority Revenue	4.200%	8/1/40	1,260	1,239
[2]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/54	2,765	2,755
[2]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/59	7,735	7,523
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	1,450	1,584
	California State University College & University Revenue	5.000%	11/1/36	6,010	6,263
	California State University College & University Revenue PUT	3.125%	11/1/26	1,000	999
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/39	1,000	888
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	2,557
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/35	16,425	17,886
[6]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/34	1,100	1,110
[6]	Chula Vista Elementary School District COP	2.000%	9/1/46	6,500	3,961
[6]	Chula Vista Elementary School District COP	2.000%	9/1/51	3,500	1,948
[2]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	7,400
	Coast Community College District GO	3.000%	8/1/39	4,300	3,844
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/56	10,000	6,858
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	5,190	4,508
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/56	3,000	2,085
	Downey Unified School District GO	3.000%	8/1/46	5,720	4,624
	Downey Unified School District GO	3.000%	8/1/47	6,240	4,986
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	7,000	7,386
[6]	East Side Union High School District GO	3.000%	8/1/34	730	715
[5]	El Camino Healthcare District GO	0.000%	8/1/30	5,000	4,170
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,625	1,526
	Foothill-De Anza Community College District GO	3.000%	8/1/38	750	704

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,210	1,121
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,365
	Fresno Unified School District GO	3.000%	8/1/55	6,500	4,807
	Gavilan Joint Community College District GO	3.000%	8/1/45	8,215	6,703
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	1,750	1,357
	Glendale CA Community College District GO	0.000%	8/1/33	1,405	1,024
[1]	Hayward Unified School District GO	5.000%	8/1/40	9,000	9,405
	Irvine Unified School District GO	2.250%	9/1/49	7,775	4,890
	Kern Community College District GO	3.000%	8/1/46	4,890	3,995
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	1,000	955
[4]	Long Beach Unified School District GO	0.000%	8/1/33	500	369
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	8,215	8,701
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	5,340	5,579
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,155	1,265
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	2,800	1,890
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Long Beach Project Area)	5.000%	8/1/30	4,685	4,730
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Long Beach Project Area)	5.000%	8/1/31	7,180	7,247
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Long Beach Project Area)	5.000%	8/1/32	6,465	6,523
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,500	3,864
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,500	3,849
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	1,500	1,644
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	6,000	6,412
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	4,750	4,931
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	700	762
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	630	693
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	410	451
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	535	588
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	320	350
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	100	110
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	800	879
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	155	170
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	90	99
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	510	561
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	200	219
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	265	294
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	160	174
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	310	338
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	125	138
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	475	526
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	925	1,025
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	300	332
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	845	926
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	335	361
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	20	22
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	2,315	2,511
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	810	901
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	265	295
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	350	379
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	140	152
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,365	1,509
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	860	955
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	25	27
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	285	307
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	45	49
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	150	165
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	960	1,062
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	325	349
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	295	318
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	1,800	1,973
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	225	249
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	40	44
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	365	402
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	115	126

Vanguard® Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	165	182
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	30	32
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	50	54
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	100	111
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	75	83
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	255	278
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	150	166
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	35	39
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,780	1,892
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	180	192
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	800	879
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	265	292
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	340	374
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	2,465	2,605
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	920	1,002
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	2,905	3,063
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	30	32
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	575	618
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	30	32
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	275	297
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	200	210
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	805	852
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	30	32
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	60	64
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,435	1,531
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	90	96
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	90	95
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,480	1,554
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,295	1,372
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	465	494
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	300	319
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	6,265	6,490
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	6,005	6,206
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	20	21
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	2,145	2,238
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	220	226
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	2,985	3,125
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	1,935	2,035
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	490	514
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	3,000	3,078
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	4,445	4,577
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	1,150	1,182
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	13,655	14,061
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	815	846
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	320	335
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/53	4,065	4,233
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/53	7,295	7,703
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/54	3,905	4,072
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/54	1,480	1,546
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	230	246
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	300	328
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	490	535
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	80	87
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	250	276
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	355	391
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	685	755
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	1,330	1,476
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	120	131
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	570	626
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	300	333
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	500	549
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	125	139
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	20	22
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	15	17
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	100	111
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	30	33

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	100	112
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	490	532
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	415	443
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	2,150	2,345
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	150	167
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	75	81
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	90	99
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	60	65
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	740	795
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	175	194
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	270	300
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	700	760
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,175	2,375
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	40	43
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	645	704
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	260	288
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	90	100
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	90	98
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	55	61
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	35	39
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	125	135
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	105	115
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	5,000	5,324
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	85	91
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	80	86
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	280	303
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	705	764
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	160	169
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	255	270
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	200	213
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	155	166
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	435	459
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	700	742
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	185	195
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	395	421
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	1,415	1,497
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	1,640	1,740
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	25	26
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	7,000	7,103
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/49	1,160	1,215
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/50	100	105
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	8,555	8,905
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	4.250%	2/3/25	8,800	8,800
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	4.250%	2/3/25	7,580	7,580
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	4.250%	2/6/25	4,735	4,735
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	4.500%	2/6/25	2,756	2,756
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,000	962
[6]	Montebello Unified School District GO	5.500%	8/1/47	3,500	3,785
[6]	Montebello Unified School District GO	5.000%	8/1/50	2,000	2,106
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	7,320	7,757
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	7,750	6,002
	Palomar Health GO	0.000%	8/1/37	5,415	2,760
[4]	Palomar Health GO	7.000%	8/1/38	10,000	11,260
[6]	Pittsburg Unified School District GO	5.000%	8/1/47	2,180	2,307
	Poway Unified School District GO	0.000%	8/1/51	14,500	4,313
[6]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/33	4,345	4,413
[6]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/34	4,000	4,053
	Romoland School District Special Tax Revenue	5.000%	9/1/49	1,000	1,032
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,265	1,374
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/52	5,135	5,546
[5]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/28	15,815	13,824
	San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,837
	San Diego CA Unified School District GO	0.000%	7/1/35	3,605	2,432
	San Diego CA Unified School District GO	0.000%	7/1/37	14,000	8,804

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	16,000	16,904
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/40	4,980	4,986
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/36	2,250	2,105
[1]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	5,035	3,928
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	3,000	2,466
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/47	1,735	1,844
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	19,240	20,267
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	1,000	1,045
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	3,450	3,613
	San Francisco Unified School District GO	4.000%	6/15/35	1,000	1,019
	San Francisco Unified School District GO	3.000%	6/15/39	2,000	1,812
	San Francisco Unified School District GO	3.000%	6/15/40	2,000	1,773
[6]	San Jacinto Unified School District COP	5.000%	9/1/37	1,850	1,982
[6]	San Jacinto Unified School District COP	5.000%	9/1/39	1,020	1,076
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.500%	11/15/47	5,165	5,675
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	3,000	3,131
	San Rafael City Elementary School District GO	5.250%	8/1/52	2,000	2,134
[6]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/45	5,500	5,729
[6]	Sanger Unified School District GO	3.000%	8/1/44	2,000	1,634
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,500	2,363
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,562
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.250%	7/1/51	6,500	4,005
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/42	1,585	1,350
	Santa Rosa High School District GO	5.000%	8/1/53	5,000	5,353
[6]	Simi Valley Unified School District GO	0.000%	8/1/29	1,495	1,305
	Solano County Community College District GO	3.000%	8/1/50	3,100	2,387
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.250%	6/1/46	1,500	1,603
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	7,175	7,544
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/31	4,710	5,171
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/44	470	499
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/49	7,545	8,082
	Southwestern Community College District GO	3.000%	8/1/40	2,000	1,764
	State Center Community College District GO	3.000%	8/1/39	2,600	2,321
	State Center Community College District GO	3.000%	8/1/41	5,250	4,516
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	600	592
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/45	1,375	1,154
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/50	1,500	1,210
[8]	University of California College & University Revenue	5.000%	5/15/37	14,470	16,868
[8]	University of California College & University Revenue	5.000%	5/15/38	9,740	11,279
[8]	University of California College & University Revenue	5.000%	5/15/39	5,775	6,656
	University of California College & University Revenue	4.000%	5/15/40	4,265	4,401
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	10,045	10,451
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	7,125	7,602
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	10,000	10,292
[6]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,348
					1,226,743
Colorado (2.1%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/30	1,100	1,107
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/31	1,515	1,523
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/38	1,370	1,387
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/39	1,000	1,010
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/47	3,165	3,412
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/48	3,170	3,405
	Adams County CO COP	4.000%	12/1/54	1,000	933
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/43	7,130	7,599
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	2,000	2,237
	Brighton CO Water Activity Water Revenue (Water System Project)	5.000%	6/1/52	7,000	7,347
[6]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/50	1,180	1,087
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/48	1,300	1,399
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/53	2,650	2,818
[2]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/29	3,164	3,171
	Colorado COP	4.000%	12/15/35	1,000	1,017
	Colorado COP	6.000%	12/15/40	5,000	5,845
	Colorado COP	6.000%	12/15/41	3,570	4,152
	Colorado COP	5.250%	3/15/42	5,000	5,172
	Colorado COP	4.000%	3/15/46	4,530	4,321

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado COP	5.000%	11/1/49	6,505	6,922
	Colorado COP	5.000%	11/1/53	2,300	2,432
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/38	1,000	1,029
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/48	2,500	2,211
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/55	5,000	4,988
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/51	750	638
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/61	1,350	1,103
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/43	4,750	4,839
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,272
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,020	1,088
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,600	2,594
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,550	1,706
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	5,375	5,342
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,925	1,888
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,200	1,271
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,235	2,457
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	26,410	26,074
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,750	1,881
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	1,500	1,350
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	2,000	2,137
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	19,750	20,107
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	17,350	15,982
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/51	7,960	5,924
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/52	7,500	7,069
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/54	9,665	10,122
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/26	1,010	1,038
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,000	866
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	1,000	1,022
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	4,500	4,625
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/48	945	952
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.750%	5/1/50	975	974
	Colorado School of Mines College & University Revenue	5.250%	12/1/53	6,000	6,410
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/39	1,000	1,075
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/41	1,170	1,287
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/42	1,665	1,820
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,180	1,284
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,060	1,153
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/47	2,000	2,134
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/52	4,000	4,313
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/53	15,675	16,950
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/43	1,295	1,347
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/48	2,000	2,066
[1]	Colorado Springs School District No. 11 Facilities Corp. COP	5.250%	12/15/48	1,250	1,348
[6]	Colorado Water Resources & Power Development Authority Sewer Revenue	5.000%	9/1/55	1,730	1,797
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/42	1,600	1,775
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/43	1,630	1,800
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/44	1,085	1,194
	Denver City & County School District No. 1 GO	3.000%	12/1/43	2,565	2,102
	Denver City & County School District No. 1 GO	5.000%	12/1/45	1,240	1,326
[2]	DIATC Metropolitan District GO	5.000%	12/1/39	1,000	992
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	9,700	9,531
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,120	3,530
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	6,560	5,418
[9]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.665%	9/1/39	3,825	3,830
	Eagle County School District No. Re50J GO	4.000%	12/1/41	2,535	2,527
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/38	1,070	1,169
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/41	2,150	2,317
	Grand County School District No. 2 East Grand GO	4.000%	12/1/39	1,390	1,409
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/42	1,000	1,084
[4]	Gypsum CO Sewer Revenue	4.000%	12/1/49	1,345	1,290
[4]	Gypsum CO Sewer Revenue	5.000%	12/1/54	8,675	9,155
	Independence Metropolitan District No. 3 GO	5.375%	12/1/54	1,540	1,515
	Jefferson County School District R-1 GO	4.000%	12/15/37	2,220	2,262
[6]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	3,953	3,697
	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/46	5,750	5,839
	Parker CO Water & Sanitation District Water Revenue	4.000%	11/1/52	12,800	12,114
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/46	1,000	1,069

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/35	1,860	1,989
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/36	2,850	3,042
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/37	4,085	4,341
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/38	4,440	4,697
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/40	1,050	943
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/54	1,250	1,295
	University of Colorado College & University Revenue	5.000%	6/1/44	3,490	3,623
[8]	University of Colorado College & University Revenue	4.125%	6/1/45	1,000	981
[8]	University of Colorado College & University Revenue	4.125%	6/1/45	1,000	981
	University of Colorado College & University Revenue	4.000%	6/1/48	4,900	4,662
[8]	University of Colorado College & University Revenue	4.250%	6/1/55	4,000	3,907
	Weld County School District No. 6 Greeley GO	5.000%	12/1/36	4,155	4,448
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	3,000	3,129
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	3,015	3,146
[6]	Whispering Pines Metropolitan District No. 1 GO	5.000%	12/1/52	1,000	1,030
					364,988
Connecticut (0.5%)
	Connecticut GO	3.000%	1/15/33	1,090	1,047
	Connecticut GO	3.000%	6/1/35	1,000	936
	Connecticut GO	4.000%	1/15/36	9,230	9,577
	Connecticut GO	3.000%	6/1/38	2,000	1,795
	Connecticut GO	3.000%	1/15/39	4,710	4,174
[1]	Connecticut GO	5.000%	4/15/39	5,050	5,311
	Connecticut GO	3.000%	1/15/40	4,790	4,164
	Connecticut GO	3.000%	11/15/42	1,600	1,379
	Connecticut GO	3.000%	11/15/43	1,000	852
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	1,460	1,466
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,130	3,071
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	3,560	3,853
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	2,635	2,906
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,250	2,325
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	6,500	6,674
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	8,275	8,370
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/44	2,670	2,905
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/45	1,430	1,552
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,750	2,721
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,500	1,463
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,925	2,834
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,300	1,246
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,830	1,737
	Metropolitan District GO	5.000%	7/15/36	1,750	1,837
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/34	3,690	3,679
[2]	New Canaan Housing Authority Local or Guaranteed Housing Revenue	6.000%	6/1/35	4,000	4,000
	Norwalk Housing Authority Revenue	4.400%	9/1/42	1,250	1,243
	University of Connecticut College & University Revenue	5.000%	8/15/42	1,000	1,102
	University of Connecticut College & University Revenue	5.000%	8/15/43	700	768
					84,987
Delaware (0.3%)
[2]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/39	9,952	8,099
	Delaware GO	4.000%	5/1/41	13,700	13,791
	Delaware GO	4.000%	5/1/43	13,140	13,149
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,000	982
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	310	304
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	3,905	3,711
	University of Delaware College & University Revenue	5.000%	11/1/41	1,620	1,857
	University of Delaware College & University Revenue	5.000%	11/1/41	2,490	2,854
	University of Delaware College & University Revenue	5.000%	11/1/42	1,840	2,100
	University of Delaware College & University Revenue	5.000%	11/1/43	1,000	1,138
	University of Delaware College & University Revenue	5.000%	11/1/43	2,090	2,379
					50,364
District of Columbia (1.4%)
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	1,500	1,428
	District of Columbia Charter School Aid Revenue	5.000%	6/1/55	1,000	938
	District of Columbia College & University Revenue	3.000%	4/1/40	700	588
	District of Columbia College & University Revenue	3.000%	4/1/41	750	616
	District of Columbia College & University Revenue	5.000%	4/1/46	1,500	1,550
	District of Columbia GO	4.000%	6/1/34	6,000	6,098
	District of Columbia GO	5.000%	10/15/37	5,000	5,318
	District of Columbia GO	5.000%	10/15/38	3,105	3,289

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia GO	5.000%	6/1/42	8,555	8,770
	District of Columbia GO	5.000%	6/1/43	1,000	1,034
	District of Columbia GO	5.000%	10/15/44	14,020	14,583
	District of Columbia GO	5.250%	1/1/48	7,875	8,501
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	9,235	9,363
	District of Columbia Income Tax Revenue	5.000%	3/1/40	2,605	2,770
	District of Columbia Income Tax Revenue	5.000%	5/1/42	1,680	1,833
	District of Columbia Income Tax Revenue	5.000%	3/1/44	4,720	4,926
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/39	3,500	3,553
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	7,875	7,992
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,278
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	1,300	1,324
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	1,000	1,012
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	2,000	2,005
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,735	1,644
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/47	1,000	1,023
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	39,740	36,565
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	13,300	12,217
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	35,325	31,836
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	5,025	5,251
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	500
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/40	1,170	1,143
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/36	1,400	1,283
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/38	4,000	4,087
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/39	2,540	2,575
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	4,000	3,407
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/40	1,330	1,453
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/44	3,860	4,137
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	7,120	7,605
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/46	1,045	1,099
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/47	4,000	3,947
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/48	5,705	6,049
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/53	3,905	4,198
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/59	22,500	24,236
					243,024
Florida (4.8%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	1,200	1,027
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	2,500	2,140
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	19,220	17,405
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	5,500	6,028
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	1,000
	Cape Coral FL Sewer Revenue	5.000%	9/1/43	1,000	1,086
[1]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/48	1,250	1,359
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	1,500	1,569
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	11,430	10,845
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/49	3,270	3,106
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/54	1,400	1,314
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/49	1,000	951
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/55	845	817
[2]	Capital Trust Authority Charter School Aid Revenue	6.250%	6/15/53	4,250	4,416
[2]	Capital Trust Authority Charter School Aid Revenue	6.375%	6/15/58	3,600	3,753
[2]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	5.000%	6/15/34	610	635
[2]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	5.625%	6/15/44	405	419
[2]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	6.000%	6/15/54	1,050	1,091
[2]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	6.125%	6/15/60	1,000	1,040
[6]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	3,000	2,364
[6]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,400	3,432
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/31	1,000	1,080
	Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	9,182
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	18,515	16,679
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/38	1,000	993
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/39	1,050	1,034
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/40	1,135	1,113
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/41	1,100	1,070
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/54	2,570	2,682
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/43	8,260	8,282
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/54	560	565
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/59	600	602

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/51	395	394
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/51	905	903
[2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	3,000	2,854
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/40	1,750	1,862
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/41	1,450	1,535
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/42	1,500	1,579
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/43	1,110	1,163
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/44	1,000	1,043
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/49	11,500	11,903
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/55	2,500	2,575
	Florida GO	4.000%	6/1/33	15,995	16,022
	Florida GO	4.000%	7/1/41	6,875	6,920
	Florida GO	4.000%	7/1/43	6,185	6,201
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/35	350	354
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/36	400	405
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/37	400	403
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/39	785	687
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/55	3,250	3,581
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	3,295	3,667
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,500	2,536
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	2,545	2,595
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	5,040	5,181
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	5,600	5,751
	Fort Lauderdale FL (Parks & Recreation Projects) GO	3.000%	7/1/49	8,990	7,046
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/48	5,250	5,559
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/53	8,000	8,397
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/53	4,750	5,221
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/48	5,335	5,908
	Fort Myers FL Utility System Water Revenue	5.500%	10/1/49	5,000	5,501
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/33	6,075	6,347
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	8,235	8,557
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.250%	6/1/54	5,275	5,604
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	5.800%	5/1/54	1,000	1,005
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.450%	5/1/55	750	736
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,070	1,102
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	8,945	9,249
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/34	5,955	5,624
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/35	6,135	5,711
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/46	4,330	3,471
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	13,130	13,140
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	2,000	1,849
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	14,725	13,195
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,440	1,488
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,065	1,099
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,630	1,698
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,015	2,025
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/48	2,000	2,230
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	1,290	1,384
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	1,475	1,574
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,195	2,332
	Lee County School Board COP	4.000%	8/1/46	1,165	1,091
	Manatee County FL Appropriations Revenue	5.500%	10/1/53	8,870	9,777
	Marco Island FL Sales Tax Revenue	2.000%	10/1/37	1,020	762
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/31	1,015	1,026
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/31	1,635	1,649
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Programs)	5.250%	1/1/49	8,000	8,723
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/32	2,905	2,974
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,500	1,532
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/34	1,640	1,673
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/35	1,770	1,800
[2,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/36	3,390	3,525
[2,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/37	3,000	3,119
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.250%	3/1/53	20,000	21,404

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/42	8,810	9,752
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/43	17,560	19,372
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/40	4,420	4,450
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,600	3,667
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	2,250	2,233
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/40	5,405	5,328
	Miami-Dade County FL GO	3.000%	7/1/34	10,330	9,686
	Miami-Dade County FL GO	5.000%	7/1/37	4,465	4,792
	Miami-Dade County FL GO	5.000%	7/1/38	5,735	6,123
	Miami-Dade County FL GO	2.375%	7/1/40	955	710
	Miami-Dade County FL GO	5.000%	7/1/43	1,385	1,450
	Miami-Dade County FL GO	5.000%	7/1/48	2,000	2,061
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	3,370	3,473
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	10	10
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,775	3,886
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	12,610	12,962
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/38	3,680	3,697
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/44	1,750	720
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/54	4,435	4,655
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/37	4,885	4,501
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/43	3,225	3,333
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/47	12,500	13,176
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/46	6,000	6,159
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/48	3,875	4,112
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/51	2,335	1,739
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	885	908
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	1,070	1,016
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	5,860	5,307
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/40	1,677	1,643
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	10,000	9,313
[6]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/49	15,000	14,309
	Mirada Community Development District Special Assessment Revenue	6.000%	5/1/55	1,375	1,389
[2]	Normandy Community Development District Special Assessment Revenue	5.550%	5/1/54	1,000	967
	North AR-1 Pasco Community Development District Special Assessment Revenue	6.000%	5/1/54	980	995
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/32	5,095	5,531
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	14,025	12,601
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	7,000	7,233
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/56	23,460	25,000
[6]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/36	2,335	2,416
[6]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/38	3,160	3,253
	Osceola County Expressway Authority Highway Revenue, Prere.	6.150%	10/1/31	6,000	7,079
	Osceola County Expressway Authority Highway Revenue, Prere.	6.250%	10/1/31	7,540	8,941
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	250	264
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	250	262
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	250	261
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	9,455	8,594
	Palm Beach County Educational Facilities Authority College & University Revenue	5.000%	10/1/43	1,000	1,012
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/53	1,500	1,512
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.250%	6/1/59	3,625	3,615
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,750	5,459
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	1,800	1,506
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/47	1,000	1,008
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/52	1,475	1,475
	Palm Beach County School District COP	5.000%	8/1/38	5,000	5,432
	Palm Beach County School District COP	5.000%	8/1/39	1,000	1,102
[2]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	10,000	10,828
[6]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/37	1,030	1,158
[6]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/38	885	988
[6]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/39	1,390	1,541
[6]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/40	3,090	3,408
[6]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/44	3,725	4,038
[6]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.750%	9/1/54	8,000	8,757
	Pasco County FL Sales Tax Revenue	5.000%	10/1/54	10,150	10,778
[6]	Pasco County School Board COP	5.000%	8/1/43	5,840	6,140
[2]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.000%	12/15/48	3,285	3,195

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.125%	12/15/53	2,355	2,294
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/42	12,000	12,252
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/41	7,500	7,700
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/52	6,000	5,376
	Sarasota Water FL Utility System Water Revenue	5.000%	10/1/50	6,725	7,005
	Seminole County FL Special Obligation Revenue	5.000%	10/1/52	7,110	7,452
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	6,850	6,655
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	3,150	3,125
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	5,220	4,489
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	5,000	4,866
[6]	St. Lucie County School Board (Master Lease Program) COP	5.250%	7/1/53	10,000	10,639
	St. Petersburg FL Public Utility Water Revenue	5.000%	10/1/52	3,570	3,737
	Tampa FL Appropriations Revenue	2.125%	10/1/44	4,830	3,206
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,454
	Tampa FL Appropriations Revenue	2.250%	10/1/51	18,560	11,332
	Tampa FL Appropriations Revenue	2.500%	10/1/51	1,000	649
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/45	4,735	4,837
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	400	260
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/36	2,000	1,239
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/38	3,000	1,677
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/41	1,200	565
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/42	1,150	512
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	2,150	807
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/47	4,155	4,465
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	5,425	5,671
[2,8]	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.550%	5/1/55	400	401
[2]	Village Community Development District No. 15 Special Assessment Revenue	5.250%	5/1/54	5,000	5,117
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	5.000%	10/15/49	7,500	7,640
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/46	5,215	5,448
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/46	1,500	1,567
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/52	6,000	6,224
					836,242
Georgia (2.7%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/38	10,270	11,092
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/43	16,775	17,685
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/40	2,500	2,510
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/39	1,000	1,105
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	1,450	1,585
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/42	2,085	2,268
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/43	1,840	1,993
[10]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/27	4,473	4,600
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/38	1,000	1,000
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/40	2,000	1,959
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/41	1,000	972
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/27	1,000	1,003
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	3,275	3,291
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/39	955	1,010
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	3.000%	7/1/41	1,000	802
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/42	1,000	961
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	8,810	8,088
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.750%	4/1/53	5,205	5,728
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	3,000	3,172
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/44	4,990	5,142
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/33	1,370	1,392
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/38	1,250	1,250
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/39	1,430	1,413
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/40	1,000	979
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/41	1,000	965

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/34	785	785
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/35	1,000	1,000
[5]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	1,280	1,304
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/34	7,945	7,869
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/34	6,205	6,169
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,750	1,793
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,875	1,887
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49	10,000	9,284
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	3,000	2,900
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/51	4,000	3,320
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/56	5,650	4,553
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	1,625	1,653
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	4,945	5,010
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.250%	2/15/45	4,520	4,625
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project), Prere.	5.500%	2/15/25	10,000	10,009
[6]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/48	1,310	1,379
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.500%	7/1/63	1,335	1,309
[6]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/64	1,965	2,040
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/64	4,865	5,106
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/64	5,790	6,152
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/50	4,000	4,125
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	3,215	2,530
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/52	10,000	10,736
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/49	7,500	5,848
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/51	2,750	2,105
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/42	1,285	1,278
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/25	15,000	15,174
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/28	1,450	1,507
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,334
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	20,190	20,241
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	3,960	4,010
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	8,970	8,986
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	1,580	1,638
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	3,625	3,614
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	26,150	27,604
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	5,155	5,373
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	38,075	40,334
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	6,325	6,602
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/31	11,345	12,041
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	22,370	23,697
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	21,000	22,256
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/31	16,335	17,165
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/32	17,855	19,061
[8]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/32	3,485	3,723
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/32	16,765	17,709
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/34	5,420	5,153
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	2,500	2,266
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,867
[2]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	20,000	22,377
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/45	750	684
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/37	1,000	1,011
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/40	1,030	1,024
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/34	5,000	5,014
					480,199
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/38	780	843
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/39	800	855
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/40	650	693
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/41	780	827
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/42	975	1,031
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	2,050	2,078

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	3,555	3,585
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	790	796
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	3,785	3,698
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,235	1,168
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,078
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,080
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	2,820	3,065
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	110	120
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,380
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	270	292
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	2,375	2,415
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	650	694
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/44	385	398
					26,096
Hawaii (0.5%)
	Hawaii GO	4.000%	10/1/31	6,770	6,854
	Hawaii GO	5.000%	1/1/33	3,140	3,298
	Hawaii GO	5.000%	1/1/35	7,740	8,098
	Hawaii GO	5.000%	1/1/37	18,720	19,507
	Hawaii GO	5.000%	1/1/38	7,015	7,286
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/39	1,855	1,868
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/38	2,770	2,917
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,155	3,308
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,565	2,677
	Honolulu City & County Board of Water Supply Water Revenue	3.000%	7/1/51	5,920	4,541
	Honolulu HI City & County GO	5.000%	7/1/44	1,000	1,079
	Honolulu HI City & County GO	5.000%	7/1/45	1,000	1,075
	Honolulu HI City & County GO	5.000%	7/1/46	1,000	1,073
	Honolulu HI City & County GO	5.000%	7/1/47	1,000	1,069
	Honolulu HI City & County GO	5.000%	7/1/48	1,000	1,067
[8]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/34	4,875	5,563
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/36	2,510	2,562
[8]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/37	2,605	2,963
	Maui County HI GO	4.000%	3/1/37	685	701
	Maui County HI GO	4.000%	3/1/38	1,500	1,523
					79,029
Idaho (0.4%)
[2]	Avimor Community Infrastructure District No. 1 Special Assessment Revenue	5.875%	9/1/53	964	995
	Boise City ID Water Renewal Water Revenue	5.000%	9/1/51	10,060	10,508
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	9/1/33	1,300	1,149
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/36	4,200	4,376
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/37	3,060	3,177
[8]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project)	5.250%	3/1/50	2,575	2,744
[8]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project)	4.375%	3/1/53	1,000	962
[8]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project)	5.250%	3/1/53	4,795	5,088
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	6,547
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47	15,180	15,261
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/38	2,500	2,519
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	2,450	2,452
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	4.000%	8/15/49	3,500	3,366
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/54	5,610	6,183
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/47	2,000	2,133
	Idaho Housing & Finance Association Sales Tax Revenue	4.000%	8/15/48	6,600	6,394
					73,854
Illinois (5.1%)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/28	550	492
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/33	1,000	1,024
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/34	2,000	2,089
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/34	1,000	1,018
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/35	1,290	1,311
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/36	1,575	1,597
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	1,250	1,319
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	1,250	1,302
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	1,000	1,071
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	1,095	1,169
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/45	4,640	4,764
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/48	22,125	23,731
[5]	Chicago Board of Education GO	5.500%	12/1/26	4,035	4,080
[5]	Chicago Board of Education GO	0.000%	12/1/27	9,375	8,389

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,944
[5,11]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,944
[12]	Chicago Board of Education GO	5.500%	12/1/30	3,640	3,812
[5]	Chicago Board of Education GO	0.000%	12/1/31	15,000	11,296
[5,11]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,871
[6]	Chicago Board of Education GO	5.000%	12/1/31	625	650
[6]	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,557
	Chicago Board of Education GO	5.000%	12/1/32	1,400	1,443
	Chicago Board of Education GO	5.125%	12/1/32	1,250	1,250
	Chicago Board of Education GO	5.000%	12/1/33	1,560	1,603
	Chicago Board of Education GO	5.000%	12/1/34	1,000	1,025
[6]	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,032
	Chicago Board of Education GO	5.000%	12/1/36	2,800	2,850
	Chicago Board of Education GO	4.000%	12/1/39	13,500	12,341
	Chicago Board of Education GO	5.000%	12/1/39	750	757
[2]	Chicago Board of Education GO	7.000%	12/1/46	1,815	1,917
	Chicago Board of Education GO	4.000%	12/1/47	6,500	5,491
	Chicago Board of Education GO	5.875%	12/1/47	10,000	10,697
	Chicago Board of Education GO	6.000%	12/1/49	27,500	29,606
	Chicago IL GO	5.000%	1/1/28	1,495	1,545
	Chicago IL GO	5.000%	1/1/33	3,920	4,088
[5]	Chicago IL GO	0.000%	1/1/34	1,000	695
	Chicago IL GO	5.000%	1/1/34	9,750	10,430
	Chicago IL GO	4.000%	1/1/35	2,500	2,443
	Chicago IL GO	5.500%	1/1/39	1,230	1,303
	Chicago IL GO	4.000%	1/1/40	11,457	10,628
	Chicago IL GO	5.500%	1/1/40	1,000	1,055
	Chicago IL GO	5.500%	1/1/41	4,000	4,155
	Chicago IL GO	5.500%	1/1/43	1,000	1,034
	Chicago IL GO	5.000%	1/1/44	11,395	11,481
	Chicago IL GO	5.000%	1/1/45	15,620	15,677
	Chicago IL GO	4.000%	1/1/49	13,632	11,712
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/41	1,000	1,088
[6]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,000	2,045
[6]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	5,975	6,350
[6]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	17,145	18,473
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,352
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,389
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	3,000	3,040
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	2,300	2,320
[6]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	25,000	25,164
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,000	1,001
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,100	1,101
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/40	1,700	1,890
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	12,000	12,268
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	4,500	4,454
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/56	12,000	12,575
	Chicago Park District GO	5.000%	1/1/41	2,285	2,413
	Chicago Park District GO	5.000%	1/1/42	1,290	1,358
	Chicago Park District GO	5.000%	1/1/43	1,450	1,521
	Chicago Park District GO	5.000%	1/1/44	1,290	1,349
	Chicago Park District GO	5.000%	1/1/45	1,140	1,185
	Chicago Park District GO	5.000%	1/1/47	1,750	1,825
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	8,000	8,173
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/49	15,000	15,795
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	9,500	8,678
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	16,500	16,980
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/40	1,100	1,169
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/41	1,060	1,120
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/42	1,025	1,079
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/43	1,515	1,588
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/47	12,500	12,647
	Cook County IL GO	5.000%	11/15/31	450	493
	Cook County IL GO	5.000%	11/15/32	295	322
	Cook County IL Sales Tax Revenue	5.000%	11/15/43	1,000	1,056
	Cook County IL Sales Tax Revenue	5.000%	11/15/44	1,050	1,106
	Cook County IL Sales Tax Revenue	5.250%	11/15/45	7,295	7,783
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	9,000	8,520
[8]	Elmhurst Park District GO	4.250%	12/15/49	8,380	8,131
[2]	Elwood IL GO	6.250%	3/1/44	4,000	4,316

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/34	3,505	3,534
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/38	4,850	4,764
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/40	2,990	2,880
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/44	1,350	1,261
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,019
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,080	3,053
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	1,110	1,092
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,019
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	2,800	2,733
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,640	3,951
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,120	2,276
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,670	2,654
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,000	3,025
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	3,000	3,011
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,000	1,957
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	6,535	6,526
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	2,000	1,928
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,000	1,919
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	7,790	7,444
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/42	5,000	5,133
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	225	210
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/47	3,280	3,258
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/47	27,240	25,186
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,123
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,555	2,250
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	4,000	4,153
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/52	15,080	15,588
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/55	4,800	4,144
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/56	815	723
	Illinois GO	5.000%	1/1/27	3,510	3,567
	Illinois GO	5.000%	6/1/27	1,010	1,033
	Illinois GO	5.000%	10/1/27	3,430	3,585
	Illinois GO	5.000%	12/1/27	500	524
	Illinois GO	5.500%	1/1/30	445	491
	Illinois GO	5.000%	5/1/30	545	573
	Illinois GO	4.000%	6/1/33	1,575	1,577
	Illinois GO	5.000%	7/1/33	2,545	2,798
	Illinois GO	4.000%	12/1/33	4,000	4,027
	Illinois GO	5.000%	3/1/34	1,000	1,083
	Illinois GO	5.000%	5/1/37	2,835	3,077
	Illinois GO	4.000%	7/1/37	7,410	7,367
	Illinois GO	5.250%	5/1/38	1,570	1,723
	Illinois GO	4.000%	3/1/39	1,550	1,518
	Illinois GO	5.250%	5/1/39	6,205	6,773
	Illinois GO	5.500%	5/1/39	1,000	1,084
	Illinois GO	4.000%	10/1/39	6,665	6,487
	Illinois GO	5.250%	5/1/40	4,555	4,949
	Illinois GO	5.250%	5/1/41	6,705	7,255
	Illinois GO	5.500%	3/1/42	3,000	3,283
	Illinois GO	5.250%	5/1/42	6,345	6,839
	Illinois GO	5.250%	5/1/43	4,430	4,756
	Illinois GO	5.125%	10/1/43	4,500	4,796
	Illinois GO	5.750%	5/1/45	3,000	3,243
	Illinois GO	5.500%	5/1/47	8,805	9,502
	Illinois GO	5.250%	5/1/48	4,000	4,275
	Illinois GO	5.000%	12/1/48	10,000	10,449
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.150%	10/1/41	720	510
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue (Harvey II & III Project) PUT	5.000%	3/1/26	8,610	8,772
[2]	Illinois Housing Development Authority Multifamily Local or Guaranteed Housing Revenue TOB	6.000%	10/5/40	4,896	5,063
	Illinois Sales Tax Revenue	5.000%	6/15/27	3,145	3,205
	Illinois Sales Tax Revenue	5.000%	6/15/42	5,000	5,313
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	1,210	1,251
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/40	3,200	3,170
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	11,000	11,079
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	5,230	5,084
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	5,750	5,972
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	5,095	5,346
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,960	7,571
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	1,110	1,027
[8]	Kane Cook & DuPage Counties School District No. U-46 Elgin GO	4.000%	1/1/41	1,490	1,467

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	150	155
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	500	517
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/25	10,010	9,898
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	17,500	14,032
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	17,500	13,763
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	7,500	5,772
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	7,500	5,533
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	10,350	7,481
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	4,870	3,370
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	4,000	2,709
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	4,500	2,642
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	15,000	7,684
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/40	500	260
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/40	500	254
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/41	2,000	978
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/41	1,750	837
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/42	12,310	11,795
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/44	8,000	3,347
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/47	7,240	6,513
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/52	15,490	13,491
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/53	5,000	5,181
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/37	3,055	3,014
	Metropolitan Pier & Exposition Authority Miscellaneous Revenue	5.250%	6/15/44	5,000	4,796
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/51	11,500	3,215
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/46	3,000	2,818
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/51	4,740	4,363
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	3,205	3,549
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,000	1,065
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/39	1,765	1,857
[1]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/39	4,350	4,767
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	16,500	12,659
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	1,026
	Will County School District No. 122 GO	4.000%	10/1/33	1,390	1,424
					889,848
Indiana (0.6%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/39	1,250	1,391
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	7/15/40	1,260	1,423
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	7/15/41	1,000	1,122
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	4,000	4,097
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/42	1,250	1,347
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/38	3,000	3,098
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/41	1,225	1,306
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/43	1,200	1,265
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/44	1,200	1,257
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	10,000	10,470
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,100
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	6,130	6,184
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	12,610	12,718
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/38	1,905	1,715
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/40	1,000	1,101
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/44	1,000	1,071
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/45	625	667
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/44	1,000	1,043
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/47	8,115	8,795
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/43	1,000	1,151
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/48	4,130	4,688
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	8,669
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,485
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/42	1,795	1,941
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/43	2,415	2,601
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/44	2,000	2,146
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/36	1,805	1,659
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/37	1,860	1,684
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/38	1,500	1,336
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	7/1/32	1,300	1,331
	Northern Indiana Commuter Transportation District Transit Revenue	5.250%	1/1/49	4,000	4,304
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	1,000	861
					98,026

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Iowa (0.1%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/48	5,000	5,000
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	1,125	932
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/55	1,960	1,607
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/59	3,075	3,069
	Iowa Finance Authority Water Revenue	5.000%	8/1/44	1,915	2,025
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	1,105	1,166
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,375	3,088
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,450	4,806
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,250	3,826
					25,519
Kansas (0.2%)
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/30	5,000	5,066
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	4,000	4,046
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	4,735	4,874
	Leavenworth County Unified School District No. 458 GO	5.000%	9/1/46	3,465	3,628
	Leavenworth County Unified School District No. 458 GO	5.000%	9/1/49	5,860	6,099
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	6,165	6,320
[1,8]	Wyandotte County Unified School District No. 500 Kansas City GO	5.250%	9/1/55	5,930	6,304
					36,337
Kentucky (1.1%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	375	358
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	375	354
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue	4.375%	9/1/40	1,500	1,513
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,000	1,043
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	725	754
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	16,450	16,474
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	4,445	4,452
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	14,915	15,002
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	11,105	11,133
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	27,255	28,565
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	2,825	2,820
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	2,875	3,092
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/32	32,975	35,083
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.450%	7/1/34	2,010	2,345
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/43	10,000	11,517
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/35	1,000	1,012
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/40	905	995
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/42	1,150	1,296
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/41	1,565	1,552
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/43	1,110	1,077
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,500	1,558
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,500	1,539
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	5/15/52	20,675	21,087
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/28	1,000	996
	University of Kentucky College & University Revenue	3.750%	4/1/34	2,730	2,762
	University of Kentucky College & University Revenue	4.000%	4/1/35	5,000	5,001
	University of Kentucky College & University Revenue	4.000%	4/1/36	3,845	3,846
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	1,385	1,494
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	1,560	1,675
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/43	1,500	1,603
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/49	4,000	4,278
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/54	9,250	9,833
					196,109
Louisiana (0.4%)
[6]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/30	1,420	1,494
[6]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/32	1,580	1,653
[6]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/26	3,185	3,227
[6]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/28	1,280	1,298
[6]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/32	1,520	1,543
[6]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/34	1,190	1,204
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Glen Oaks Apartments Project) PUT	5.000%	11/1/25	2,523	2,556
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/27	3,715	3,834
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Loop Common Project)	4.500%	7/1/42	2,264	2,278
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	2,117	2,129
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/32	120	115
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/30	13,065	13,844

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,380	2,501
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,500	2,618
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,630	2,747
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	3,245	3,347
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	10,220
[4]	Shreveport LA GO	5.000%	3/1/49	1,000	1,037
[4]	Shreveport LA GO	5.000%	3/1/54	1,255	1,296
[6]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/36	1,305	1,337
[6]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/37	1,510	1,541
[6]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/41	2,000	2,032
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	1,625	1,605
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/26	1,530	1,546
	St. John Parish the Baptist LA Industrial Revenue PUT	3.300%	7/3/28	2,975	2,978
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/35	1,710	1,766
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/42	965	895
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/35	470	466
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/36	1,025	1,011
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/37	1,105	1,084
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/39	745	710
					75,912
Maine (0.3%)
	Bar Harbor ME GO	5.000%	9/1/54	2,370	2,539
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/35	895	876
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/36	1,000	975
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/33	5,000	5,177
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	1,250	1,187
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	4,414
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,020	3,042
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/34	1,660	1,693
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,640	1,678
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/38	3,155	2,862
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/39	3,310	2,957
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/40	1,000	873
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/36	1,355	1,356
	University of Maine System College & University Revenue	5.500%	3/1/52	4,475	4,758
	University of Maine System College & University Revenue	5.500%	3/1/57	5,845	6,207
	University of Maine System College & University Revenue	5.500%	3/1/62	7,640	8,089
					48,683
Maryland (1.6%)
	Anne Arundel County MD GO	5.000%	10/1/32	3,615	3,727
	Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,191
	Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,153
	Anne Arundel County MD GO	5.000%	10/1/36	5,130	5,352
	Anne Arundel County MD GO	5.000%	10/1/42	1,690	1,786
	Anne Arundel County MD GO	5.000%	10/1/44	4,950	5,206
	Anne Arundel County MD GO	5.000%	10/1/46	3,000	3,144
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/50	9,115	9,468
[13]	Freddie Mac Pool	3.650%	12/1/37	3,969	3,670
[13]	Freddie Mac Pool	3.600%	1/1/41	7,410	6,629
	Frederick County MD Tax Increment/Allocation Revenue (Oakdale-lake Linganore Project)	3.750%	7/1/39	1,410	1,262
	Howard County MD (Consolidated Public Improvement Project) GO	4.000%	8/15/41	4,960	4,999
	Howard County MD GO	4.000%	2/15/33	8,200	8,302
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	4,780	4,797
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/50	7,565	7,482
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	1,965	1,924
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	6,025	6,205
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,605	2,769
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/32	3,650	3,677
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	1,700	1,434
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,000	2,164
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,000	2,072
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	300	312
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	3,140	3,169
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	155	149

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	3,405	3,405
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,435	3,396
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	5,985	5,354
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,545	1,576
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	3,010	2,752
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	2,640	2,738
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/54	4,250	4,443
[2,9]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.790%	7/1/41	14,045	14,045
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/35	1,010	1,038
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/37	1,740	1,771
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/38	1,090	1,101
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/39	1,500	1,501
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/40	2,000	1,986
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/52	5,810	5,444
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,110	6,397
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/54	15,000	15,795
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/50	3,000	3,282
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	1,500	1,360
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	1,750	1,779
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	3,710	3,201
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/40	2,525	2,527
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/41	2,420	2,408
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	10,685	8,320
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	20,690	21,752
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/37	5,000	5,112
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/39	4,250	4,283
	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	4.000%	7/1/49	3,085	3,100
	Prince George's County MD COP	5.000%	10/1/43	15,780	16,347
	Prince George's County MD GO	5.000%	7/15/37	2,025	2,138
	Prince George's County MD GO	5.000%	7/15/39	2,805	2,944
	Prince George's County MD GO	5.000%	7/15/40	1,500	1,571
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/32	14,725	14,948
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/42	9,630	9,668
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/42	1,065	1,069
					272,594
Massachusetts (4.4%)
	Ashland MA GO	3.000%	8/1/47	4,000	3,221
	Ashland MA GO	3.000%	8/1/52	3,500	2,677
	Attleboro MA GO	2.625%	10/15/50	3,335	2,312
	Belmont MA GO	4.000%	9/15/41	2,130	2,178
	Commonwealth of Massachusetts GO	4.000%	9/1/31	12,500	12,602
	Commonwealth of Massachusetts GO	4.000%	9/1/32	7,620	7,670
	Commonwealth of Massachusetts GO	3.000%	2/1/38	16,000	14,418
	Commonwealth of Massachusetts GO	3.000%	11/1/39	3,700	3,241
	Commonwealth of Massachusetts GO	4.000%	2/1/40	3,000	3,029
	Commonwealth of Massachusetts GO	2.000%	9/1/42	5,715	4,074
	Commonwealth of Massachusetts GO	5.000%	11/1/43	675	730
	Commonwealth of Massachusetts GO	5.250%	1/1/44	5,405	5,693
	Commonwealth of Massachusetts GO	5.000%	5/1/44	2,800	3,025
	Commonwealth of Massachusetts GO	5.000%	11/1/45	2,015	2,156
	Commonwealth of Massachusetts GO	5.000%	5/1/47	4,100	4,244
	Commonwealth of Massachusetts GO	3.000%	4/1/48	12,500	9,747
	Commonwealth of Massachusetts GO	5.000%	5/1/48	20,000	21,207
	Commonwealth of Massachusetts GO	5.000%	9/1/48	7,500	7,708
	Commonwealth of Massachusetts GO	5.000%	5/1/49	7,000	7,468
	Commonwealth of Massachusetts GO	5.000%	11/1/49	5,000	5,271
	Commonwealth of Massachusetts GO	2.750%	3/1/50	13,225	9,632
	Commonwealth of Massachusetts GO	2.000%	4/1/50	10,500	6,345
	Commonwealth of Massachusetts GO	5.000%	9/1/50	4,500	4,704
	Commonwealth of Massachusetts GO	5.000%	11/1/50	6,810	7,084
	Commonwealth of Massachusetts GO	5.000%	9/1/51	13,755	14,364
	Commonwealth of Massachusetts GO	5.000%	11/1/52	5,265	5,527
	Commonwealth of Massachusetts GO	5.000%	5/1/53	17,500	18,421
	Commonwealth of Massachusetts GO	5.000%	10/1/53	11,500	12,131
	Commonwealth of Massachusetts GO	5.000%	1/1/54	11,925	12,624
	Commonwealth of Massachusetts GO	5.000%	5/1/54	28,000	29,647
	Commonwealth of Massachusetts GO	5.000%	8/1/54	35,000	37,106

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/48	11,000	11,323
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/49	15,290	15,860
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/50	27,050	28,345
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/52	16,000	16,853
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/53	5,500	5,820
	East Longmeadow MA GO	4.000%	11/1/49	7,510	7,301
	Harvard MA GO	3.000%	8/15/37	1,210	1,114
	Hingham MA GO	3.000%	2/15/36	810	760
	Leominster MA GO	3.000%	3/1/52	1,250	936
	Lowell MA GO	2.000%	9/1/39	1,445	1,084
	Lowell MA GO	4.000%	9/1/44	1,515	1,503
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,391
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,715	8,033
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	7,379
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,055	2,113
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,000	3,155
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	12,000	12,410
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	5,560	6,018
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/47	7,750	8,353
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/52	16,205	17,624
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	8,795	8,371
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	6,075	6,534
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,250	1,264
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	2,200	2,220
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	1,000	1,007
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/35	4,300	3,733
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	1,060	1,066
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	1,010	1,014
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	7,425	8,833
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	4,800	4,837
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	3,015	2,991
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	725	679
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,845	4,035
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/48	7,000	7,150
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	1,000	1,071
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	895	646
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	5,000	5,801
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/52	1,000	991
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	5,900	6,729
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	694
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,270	3,452
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	40	43
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,760	4,832
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	40	43
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	49
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	7,500	7,568
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	48
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,455	1,633
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,685	1,712
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	7,500	6,538
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	2,000	1,786
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	11,870	11,036
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	4,850	5,039
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	7/1/54	3,560	3,488
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	7,840	7,696
[2]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/54	270	271
[2]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/60	215	214
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/48	5,000	4,820
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/54	1,000	943
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	1,620	1,578
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	7,530	6,284
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,594
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	13,340	13,413
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	5,000	4,484

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	11,500	11,985
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	7,500	7,777
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	5,000	5,183
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	13,565	14,197
	Milford MA GO	2.250%	12/1/44	2,000	1,395
	Milford MA GO	2.125%	12/1/48	5,000	3,182
	Milford MA GO	2.500%	12/1/51	3,000	1,995
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	6,465	4,871
	Springfield MA GO	3.250%	3/1/47	7,795	6,438
	Springfield MA GO	3.250%	3/1/52	9,815	7,756
	Swampscott MA GO	3.000%	3/1/52	2,855	2,149
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/54	23,770	22,727
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/37	3,210	3,413
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	3,000	3,175
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	6,015	6,338
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	2,825	2,933
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	41,605	43,332
	Waltham MA GO	3.000%	8/15/42	1,165	1,003
	Waltham MA GO	3.000%	8/15/43	1,195	1,014
	Waltham MA GO	3.000%	8/15/44	1,235	1,034
	Waltham MA GO	3.000%	8/15/45	1,260	1,041
	Waltham MA GO	2.500%	10/15/50	5,000	3,427
	Weymouth MA GO	2.000%	9/15/41	1,180	834
	Weymouth MA GO	2.250%	9/15/50	4,420	2,785
[6]	Worcester MA GO	3.000%	2/1/36	6,795	6,315
[6]	Worcester MA GO	3.000%	2/1/37	3,690	3,390
	Worcester MA GO	2.000%	2/1/41	7,400	5,350
	Worcester MA GO	2.000%	2/1/42	7,465	5,282
					778,182
Michigan (2.0%)
	Ann Arbor School District GO	3.000%	5/1/32	5,975	5,762
	Ann Arbor School District GO	3.000%	5/1/33	6,150	5,846
	Ann Arbor School District GO	3.000%	5/1/35	6,525	6,057
	Bloomfield Hills School District GO	5.000%	5/1/48	1,250	1,308
	Bloomfield Hills School District GO	5.000%	5/1/50	1,000	1,046
[6]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	2,250	2,309
[14]	East Lansing School District GO	5.000%	5/1/39	1,000	1,029
[14]	East Lansing School District GO	5.000%	5/1/42	2,000	2,045
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/33	1,090	1,119
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/36	1,055	1,080
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/43	5,000	5,180
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/48	5,000	5,154
[6]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	10,000	10,092
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/53	1,450	1,567
	Ingham County Building Authority Lease Revenue	3.000%	5/1/35	4,025	3,723
[14]	Jackson MI Public Schools GO	5.000%	5/1/31	1,000	1,061
[14]	Jackson MI Public Schools GO	5.000%	5/1/48	5,000	5,102
	Kalamazoo County MI GO	3.000%	5/1/34	2,290	2,138
	Kalamazoo County MI GO	3.000%	5/1/35	1,185	1,095
	Kalamazoo County MI GO	3.000%	5/1/36	1,210	1,112
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/43	4,000	4,357
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	750	640
[14]	Lake Orion Community School District GO	4.000%	5/1/35	1,000	1,041
[14]	Lake Orion Community School District GO	4.000%	5/1/37	1,000	1,032
[8,14]	L'Anse Creuse Public Schools GO	5.000%	5/1/49	3,955	4,204
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	7,000	7,287
	Lansing Community College GO	3.000%	5/1/49	3,755	2,948
[6]	Lapeer Community Schools GO	5.250%	5/1/46	4,700	5,013
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42	8,360	8,557
[14]	Mattawan MI Consolidated School District GO	5.000%	5/1/54	2,000	2,107
	Michigan Finance Authority College & University Revenue	4.000%	9/1/46	6,750	5,975
	Michigan Finance Authority College & University Revenue	4.000%	9/1/50	5,300	4,564
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/45	1,000	829
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/50	1,000	791
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,000	1,099
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	2,750	3,008
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,349
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	8,080	8,100
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	3,010	3,278

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	17,355	17,238
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	9,290	9,141
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/42	1,200	1,163
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	11,000	11,239
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/51	21,080	19,190
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	2/28/54	3,775	3,591
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,000
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	5,000	4,480
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	6,000	5,405
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/43	6,000	6,152
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,510	1,608
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	5,000	4,364
	Michigan Finance Authority Water Revenue	5.000%	10/1/42	5,330	5,864
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	500	504
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	2,245	2,308
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/39	650	717
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/40	875	960
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/42	1,350	1,466
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/57	6,105	6,486
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/39	1,885	1,900
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/41	2,235	2,229
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/51	13,310	10,812
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.250%	4/15/59	10,350	11,140
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/32	1,000	955
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	1,965	2,038
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/54	7,980	8,528
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/54	11,680	12,651
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/55	7,015	7,744
	Michigan State University College & University Revenue	5.000%	2/15/48	1,390	1,429
	Michigan State University College & University Revenue	5.000%	8/15/49	4,000	4,288
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.250%	10/15/40	5,500	5,563
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	5,000	5,172
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	1,500	1,525
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/44	2,995	3,367
	Oakland University College & University Revenue	5.000%	3/1/41	1,000	1,072
	Oakland University College & University Revenue	5.000%	3/1/42	2,805	2,993
	Oakland University College & University Revenue	5.000%	3/1/43	3,700	3,931
	Rochester Community School District GO	3.000%	5/1/33	1,000	941
[14]	Rockford Public Schools GO	5.000%	5/1/49	5,710	6,008
	Royal Oak MI GO	5.000%	4/1/43	2,600	2,701
[14]	Saginaw City School District GO	4.000%	5/1/44	4,000	3,850
	Southfield MI GO	3.000%	5/1/33	1,000	941
	Wayne State University College & University Revenue	5.000%	11/15/35	1,100	1,113
[6]	Western Michigan University College & University Revenue	5.000%	11/15/38	300	320
[6]	Western Michigan University College & University Revenue	5.000%	11/15/39	385	411
[6]	Western Michigan University College & University Revenue	5.000%	11/15/40	325	345
[6]	Western Michigan University College & University Revenue	5.000%	11/15/46	2,000	2,084
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/27	3,675	3,771
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/28	3,705	3,795
					351,497
Minnesota (1.2%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	4,727
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/48	1,600	1,614
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,209
[13]	Freddie Mac Pool	3.100%	2/1/40	5,816	4,988
	Hastings Independent School District No. 200 GO	0.000%	2/1/29	3,515	3,045
	Hennepin County MN GO	5.000%	12/15/38	6,000	6,347
	Mankato Independent School District No. 77 GO	4.000%	2/1/41	7,200	7,204
	Martin County West Independent School District No. 2448 GO	4.000%	2/1/42	4,560	4,571
	Martin County West Independent School District No. 2448 GO	4.000%	2/1/43	4,870	4,833
	Martin County West Independent School District No. 2448 GO	4.000%	2/1/44	1,000	984
	Metropolitan Council GO	4.000%	3/1/40	6,025	6,125
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,372
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	9,375	9,919
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	2,000	2,184
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/43	2,715	2,924
	Minnesota GO	5.000%	8/1/37	6,000	6,540
	Minnesota GO	4.000%	8/1/41	2,200	2,247

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/34	500	504
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/27	1,000	1,036
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/38	3,895	3,932
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/39	2,415	2,422
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/52	10,000	6,435
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	6,005	5,944
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/53	2,110	2,247
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	960	1,035
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/54	1,675	1,825
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/55	4,760	5,335
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	1/1/55	11,990	13,571
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/55	6,000	6,755
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	8,045	8,146
	Moorhead Independent School District No. 152 GO	3.000%	2/1/33	2,170	2,084
	Moorhead Independent School District No. 152 GO	3.000%	2/1/34	2,245	2,132
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/34	370	385
	Osseo Independent School District No. 279 GO	4.000%	2/1/39	19,550	19,780
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/29	5,690	4,904
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/42	23,050	22,969
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/34	2,975	2,849
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/35	1,925	1,830
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/36	3,250	3,050
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	7,500	7,633
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/54	6,540	6,762
	St. Paul Independent School District No. 625 COP	2.000%	2/1/32	3,530	3,089
	St. Paul Independent School District No. 625 GO	4.000%	2/1/38	1,000	1,020
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,000	1,028
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	3,430	3,056
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	2,465	2,307
					217,898
Mississippi (0.1%)
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/28	1,980	2,012
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/44	1,600	1,738
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/53	8,450	8,985
	Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/44	750	805
	Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/49	3,500	3,697
					17,237
Missouri (1.4%)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Appropriations Revenue	5.000%	10/1/44	2,000	2,081
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,745	1,757
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,040	3,017
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,155
[6]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/32	4,425	4,286
	Independence MO School District GO	3.250%	3/1/40	1,000	925
	Independence MO School District GO	3.250%	3/1/41	1,000	914
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/28	1,000	1,002
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	5,211
	Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/42	2,494	2,477
	Kansas City MO GO	4.000%	2/1/36	3,460	3,577
	Kansas City MO GO	4.000%	2/1/37	1,000	1,027
	Kansas City MO GO	4.000%	2/1/39	2,145	2,174
	Kansas City MO GO	4.000%	2/1/42	1,795	1,771
	Kansas City MO GO	4.000%	2/1/43	1,350	1,319
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/39	730	805
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/42	1,590	1,565
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/42	1,500	1,639
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/43	2,420	2,355
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/43	1,525	1,659
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/44	1,000	1,082
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	2,764
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	6,926
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/34	2,660	2,949
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/44	5,010	5,231
	Kansas City MO Water Revenue	5.000%	12/1/41	2,600	2,863
	Kansas City MO Water Revenue	5.000%	12/1/48	2,000	2,131
	Little Blue Valley Sewer District Sewer Revenue	4.000%	9/1/32	3,370	3,426
	Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/35	3,705	3,435
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	3,380	3,395
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	2,000	2,009

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/40	2,190	2,333
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	6,785	6,816
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	3,130	3,195
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/48	2,000	2,084
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/49	5,100	5,289
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	3,400	3,757
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,110	1,839
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	1/1/39	4,945	4,872
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,890	1,900
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,125	2,132
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,850
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,580
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/48	3,965	4,334
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,060	910
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/53	7,310	5,358
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	20,800	18,739
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	8,125	7,356
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	11,000	11,133
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.550%	11/1/50	2,000	1,320
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	1,255	1,246
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/51	1,220	1,203
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.400%	11/1/51	2,560	1,633
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.000%	5/1/52	880	861
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/52	6,510	6,455
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/53	3,980	4,116
	Pattonville R-3 School District GO	5.250%	3/1/41	1,150	1,238
	Pattonville R-3 School District GO	5.250%	3/1/42	1,000	1,074
	Republic School District No. R-3 GO	4.000%	3/1/42	3,075	3,039
	Republic School District No. R-3 GO	4.000%	3/1/43	1,500	1,471
	Springfield School District No. R-12 GO	4.000%	3/1/41	3,090	3,087
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	2,760	2,672
	St. Louis County IDA Local or Guaranteed Housing Revenue	4.910%	1/1/42	1,250	1,292
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,760	1,827
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/49	1,500	1,538
[6]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/49	5,000	5,452
[6]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/54	5,000	5,415
[2,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,240	1,220
[2,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,370	1,300
[2,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	977
[2,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	1,070	1,053
[2,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,185	1,125
[2,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	1,000	846
[6]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	5.000%	10/1/49	9,500	9,658
[6]	St. Louis School District GO	5.000%	4/1/40	6,670	7,164
[6]	St. Louis School District GO	5.000%	4/1/41	10,100	10,791
					242,477
Montana (0.1%)
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/32	2,100	2,100
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/28	1,660	1,682
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33	1,685	1,711
[10]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,454
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	646
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	2,820	2,865
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,370	1,376
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,120	1,126
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	1,200	1,207
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,245	1,223
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	1,500	1,411
	Montana State Board of Regents College & University Revenue	3.000%	11/15/43	1,020	841
					18,642

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Multiple States (0.6%)
[2,13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,920	4,336
[9,13]	Freddie Mac Multifamily Certificates	4.299%	5/25/41	9,964	9,583
[2,13]	Freddie Mac Multifamily Certificates	4.700%	4/25/42	7,494	7,476
[9,13]	Freddie Mac Multifamily Certificates	3.084%	4/25/43	7,922	6,574
[2,13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	9,186	7,984
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	8,177	7,668
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	6,122	5,446
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.033%	12/25/36	4,766	4,622
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	4,916	3,965
[2,13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.650%	11/25/38	9,858	8,814
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.140%	1/25/40	9,604	9,229
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.551%	8/25/40	6,951	6,854
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.684%	10/25/40	19,913	19,809
	National Finance Authority Affordable Housing Certificates	4.150%	10/20/40	4,245	4,152
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.700%	2/3/25	2,300	2,300
					108,812
Nebraska (0.7%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	1,000	1,021
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	6,720	6,999
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	1,195	1,296
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	38,305	40,110
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/29	2,490	2,596
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	18,440	18,482
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,250	1,350
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,000	1,030
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	2,000	2,057
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,000	1,025
	Gretna Public Schools GO	3.000%	12/15/46	1,000	783
	Madison County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	1,775
	Madison County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,539
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/52	840	817
	Omaha NE Sewer Revenue	4.000%	4/1/36	425	436
	Omaha NE Sewer Revenue	4.000%	4/1/37	375	383
	Omaha NE Sewer Revenue	4.000%	4/1/38	200	203
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	1,010	1,049
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	1,000	1,025
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/49	5,000	4,768
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/52	19,660	21,026
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/53	8,190	8,818
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	6,250	6,029
	University of Nebraska Facilities Corp. College & University Revenue	3.000%	7/15/59	1,000	723
					125,340
Nevada (0.5%)
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	200	200
	Clark County NV GO	5.000%	5/1/48	10,000	10,269
	Clark County NV Sales & Excise Sales Tax Revenue (Streets & Highway Project)	4.000%	7/1/42	8,600	8,537
	Clark County School District GO	3.000%	6/15/37	3,500	3,184
	Clark County School District GO	3.000%	6/15/39	3,575	3,148
	Clark County School District GO	3.000%	6/15/41	3,000	2,560
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	15,000	15,478
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/28	425	445
	Las Vegas NV GO	4.000%	9/1/32	8,860	8,934
	Las Vegas NV GO	4.000%	9/1/33	9,220	9,286
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,870	2,940
	Las Vegas Valley Water District GO	4.000%	6/1/37	2,000	2,045
	Las Vegas Valley Water District GO	4.000%	6/1/38	1,670	1,694
	Las Vegas Valley Water District GO	2.000%	6/1/39	3,000	2,165
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/41	3,120	3,084
[1]	North Las Vegas NV GO	3.000%	6/1/31	1,845	1,790
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/38	1,325	1,343
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/39	1,000	1,009
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/40	1,275	1,278
	Washoe County NV School District GO	4.000%	6/1/40	4,000	4,022
	Washoe County NV School District GO	3.000%	6/1/43	7,835	6,722
					90,133
New Hampshire (0.5%)
	Nashua NH GO	3.000%	10/1/40	2,975	2,713
	Nashua NH GO	3.000%	10/1/41	1,485	1,331

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nashua NH GO	3.000%	10/1/42	2,975	2,613
	Nashua NH GO	3.000%	10/1/43	2,970	2,561
	New Hampshire Business Finance Authority	4.125%	1/20/34	8,015	7,987
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	2,270	2,316
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/38	895	926
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	5,000	4,672
[2]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/35	3,404	3,415
[2]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/35	3,960	3,940
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/38	7,865	7,487
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/39	7,968	7,474
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/41	3,469	3,389
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.035%	10/20/41	8,600	8,152
	New Hampshire Business Finance Authority Private School Revenue	4.000%	7/1/51	3,625	3,387
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/33	4,230	4,332
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	500	508
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	496
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,178
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	10,000	9,783
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,183
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	892
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,045	809
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/31	705	714
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/32	1,010	1,021
					83,279
New Jersey (2.4%)
[6]	Clifton Board of Education GO	2.125%	8/15/43	5,000	3,356
	Essex County NJ GO	2.000%	9/1/46	3,900	2,497
	Mahwah Township NJ GO	0.050%	1/15/33	2,250	1,555
	Mercer County NJ GO	0.050%	2/15/31	5,000	3,894
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	1,250	1,220
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	125	126
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	180	180
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	890	885
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	490	485
[6]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/31	1,760	1,817
[6]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/32	1,850	1,866
[2]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,071
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	1,500	1,699
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	1,000	1,133
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/34	350	351
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,080	2,168
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,755	5,906
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,065	3,142
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,049
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,435	1,501
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,500	1,563
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,000	3,113
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	335	307
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	180	163
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	285	255
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	220	193
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	6,415	5,657
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/52	3,285	2,846
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/54	4,320	4,677
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.300%	11/1/26	11,355	11,387
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	2,610	2,585
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	4,425	4,564
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/52	6,570	7,032
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,225	1,255
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	12,000	10,934
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,640	2,704
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,340	4,442
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,940	3,005
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,555	2,612
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,000	7,144
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	7,000	5,483
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,435	2,508

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	17,000	12,865
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	3,045	3,232
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	1,505	1,594
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	2,000	1,310
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/36	1,395	1,419
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,835	1,847
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,380	792
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	3,665	3,668
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,665	2,648
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,000	1,018
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	4,000	3,984
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/30	1,000	1,070
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	3,745	3,992
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	4,120	4,165
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	1,260	1,362
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	7,000	7,294
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	4,290	4,580
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	21,010	20,081
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/50	4,315	4,642
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	2,250	2,299
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,250	1,355
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	5,000	5,004
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	10,300	9,998
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,750	3,909
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	2,750	2,103
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,850	6,547
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	4,310	4,484
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/37	5,000	5,662
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/40	9,000	8,942
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	7,250	7,395
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/40	1,545	1,717
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/42	8,535	9,345
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/50	1,000	966
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/55	1,265	1,208
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/55	9,710	10,437
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,000	687
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	10,000	5,659
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	8,000	4,293
[1]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	1,745	1,051
[1]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	2,530	1,451
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	12,000	12,430
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,092
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	17,170	17,416
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,000	9,388
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	5,740	5,938
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	5,000	5,426
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,995	12,458
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	6,665	6,270
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,000	1,033
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,900	1,958
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	1,250	1,284
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	32,385	32,680
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	8,135	8,159
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	2,250	2,291
	Toms River Board of Education GO	3.000%	7/15/29	1,500	1,485
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,453
	Toms River Board of Education GO	3.000%	7/15/32	1,500	1,434
					421,600
New Mexico (0.5%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	1,525	1,574
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,650	1,701
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/29	1,440	1,461
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	430	436
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	1,695	1,720
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/33	6,705	6,761
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/34	9,860	9,926
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,650	1,743

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/48	3,610	3,352
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	12,010	12,119
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	1/1/50	1,300	1,310
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	3/1/53	4,050	3,949
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	38,065	38,190
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/28	1,000	996
[6]	University of New Mexico College & University Revenue	5.500%	6/1/53	2,700	2,945
[2]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	4.250%	5/1/40	2,750	2,559
					90,742
New York (14.6%)
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	1,055	402
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	1,000	1,014
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	2,375	2,388
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/37	3,985	4,070
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/39	11,500	11,589
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	14,530	12,519
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	7,725	6,656
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/40	11,000	11,024
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/40	10,090	10,477
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/41	13,940	13,809
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/48	8,070	6,160
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/50	3,000	2,243
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/42	7,000	7,618
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	19,100	14,489
	Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	6,000	3,924
[13]	Freddie Mac Pool	4.400%	10/1/40	8,900	8,990
[13]	Freddie Mac Pool	4.350%	4/1/41	4,495	4,343
[13]	Freddie Mac Pool	4.350%	4/1/41	4,425	4,275
[6]	Hempstead NY GO	4.000%	4/1/27	6,850	6,859
	Ithaca NY BAN GO	4.000%	2/14/25	4,015	4,016
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,025	2,103
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,000	2,179
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	1,000	1,096
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	2,000	2,100
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,000	969
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/32	14,670	15,214
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/35	3,000	3,117
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/36	3,230	3,337
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/46	2,950	3,176
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/48	7,000	7,486
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/50	7,500	7,999
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/51	2,500	2,664
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/52	6,200	6,604
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/54	10,000	9,314
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,750	1,800
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/31	10,000	10,131
[6]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	3,895	3,874
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	13,745	13,475
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	1,000	970
[6]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,870	2,830
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	16,085	15,602
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	8,170	8,797
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	3,000	2,880
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	5,200	4,992
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	12,000	12,523
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	700	749
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	7,000	6,647
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	12,045	11,373
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,900	1,968
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	1,590	1,522
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/47	10,000	10,490
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/47	4,675	5,130
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	11,535	10,924
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/49	14,185	15,191
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	4,000	3,671
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	13,000	11,932
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	3,500	3,581
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	3,000	2,744

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	3,365	3,070
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	19,000	18,024
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/53	3,000	3,183
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/46	3,640	3,287
	Nassau County NY GO	4.000%	4/1/51	5,825	5,541
	Nassau County NY GO	4.000%	4/1/54	10,000	9,446
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	12/15/31	200	204
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.375%	12/15/31	100	102
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,575	2,374
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	4,190	3,332
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/45	5,710	3,993
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	9,280	8,438
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	2,000	1,399
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	5,000	3,931
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.800%	2/1/53	10,000	10,064
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/54	10,875	11,307
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	3,000	3,007
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/28	3,000	3,016
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	1,650	1,668
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	1,595	1,601
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/37	1,710	1,535
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/46	1,670	1,281
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	3,295	2,866
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	2,965	2,833
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	6,000	4,511
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	10,000	10,434
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	2,500	2,587
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	1,295	1,309
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	10,000	10,054
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	6,400	6,701
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	5,000	5,187
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	15,000	13,038
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	5,605	5,573
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	16,185	16,133
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	15,580	12,516
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	5,000	4,859
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	5,000	4,859
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	18,750	19,439
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/46	12,500	12,249
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	5,000	5,443
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	7,500	7,348
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	11,675	12,728
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	8,930	7,761
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	17,465	18,226
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	3,500	3,653
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,750	1,339
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	4,470	4,648
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	5,000	3,802
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	11,305	11,835
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/52	9,000	8,512
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	14,600	15,328
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	18,400	19,763
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,010	5,282
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,100	5,368
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	9,550	10,030
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	4,500	4,642
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/45	2,410	2,502
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	17,055	17,754
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	4,315	4,389
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	15,675	16,518
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	11,560	12,042
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,000	3,111
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	10,195	10,817
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	8,000	8,067
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,735	4,798
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	1,360	1,395
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	7,000	7,606

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	7,080	7,126
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	25,790	27,284
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,257
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,060	6,101
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	10,000	11,088
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	4,444
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	5,000	5,108
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,500	3,552
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	4,100	4,162
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,488
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	4,250	4,307
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,725	2,769
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	5,945	6,683
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	9,785	9,896
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,000	2,020
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,150	5,417
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	9,930	10,030
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,310	2,416
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	11,825	11,893
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	5,000	5,029
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	6,875	6,990
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,209
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/40	7,245	6,130
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	2,400	2,507
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	4,986
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	1,000	1,006
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,745	4,957
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	1,002
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,685	3,841
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	15,000	15,396
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	700	696
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	2,000	2,079
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	2,140	2,344
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	3,390	3,467
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	8,000	7,887
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	10,000	10,686
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/44	1,395	1,493
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	1,295	1,023
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	8,000	7,748
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	14,000	14,353
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	8,000	6,249
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/46	2,000	2,121
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	7,030	7,399
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	5,000	3,831
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	10,000	7,633
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.500%	8/1/48	5,000	3,229
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	4,500	4,325
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	5,000	4,797
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	13,000	9,680
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/53	16,500	15,598
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	100	110
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	1,710	1,893
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/43	8,000	8,643
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/44	9,250	9,950
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/44	5,000	5,387
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/46	1,175	1,261
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/46	5,020	5,387
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/47	3,335	3,556
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/47	11,000	11,761
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/48	705	767
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/49	2,630	2,796
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/49	19,750	21,440
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/50	2,290	2,429
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/53	10,300	11,075
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	2,850	1,403
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	6,180	1,954
[2]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/41	3,365	3,365
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	5,555	4,588
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	13,945	10,931
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	5,700	4,437

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,310	1,069
[2]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	2,000	2,002
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	13,230	12,352
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	15,575	14,468
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	16,120	14,837
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,535	1,253
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	11,830	8,839
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	17,000	12,454
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	5,000	3,694
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	8,250	6,103
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	7,000	5,237
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	9,345	10,734
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	2,000	1,596
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	2,715	2,802
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	2,260	2,201
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,300	1,288
	New York NY GO	5.000%	8/1/32	3,000	3,082
	New York NY GO	5.000%	4/1/34	7,000	7,362
	New York NY GO	5.000%	12/1/34	16,310	16,839
	New York NY GO	3.000%	3/1/35	7,000	6,521
	New York NY GO	5.000%	10/1/35	5,020	5,251
	New York NY GO	5.000%	12/1/35	2,100	2,222
	New York NY GO	4.000%	8/1/36	2,635	2,707
	New York NY GO	5.000%	3/1/37	3,070	3,307
	New York NY GO	5.000%	3/1/37	1,175	1,282
	New York NY GO	4.000%	8/1/37	3,000	3,066
	New York NY GO	4.000%	10/1/37	5,840	5,918
	New York NY GO	5.000%	10/1/37	5,000	5,215
	New York NY GO	4.000%	3/1/38	6,950	7,067
	New York NY GO	5.000%	3/1/38	3,305	3,550
	New York NY GO	5.000%	8/1/38	5,430	5,855
	New York NY GO	5.000%	8/1/38	1,000	1,117
	New York NY GO	5.000%	10/1/38	2,045	2,175
	New York NY GO	5.000%	12/1/38	14,545	14,915
	New York NY GO	4.000%	8/1/39	970	979
	New York NY GO	4.000%	8/1/39	7,950	8,038
	New York NY GO	4.000%	3/1/40	2,000	2,016
	New York NY GO	4.000%	3/1/40	7,185	7,265
	New York NY GO	4.000%	8/1/40	11,650	11,696
	New York NY GO	4.000%	8/1/40	1,795	1,808
	New York NY GO	5.000%	8/1/40	1,000	1,105
	New York NY GO	5.250%	10/1/40	2,075	2,314
	New York NY GO	4.000%	3/1/41	14,370	14,444
	New York NY GO	4.000%	4/1/41	12,285	12,349
	New York NY GO	5.000%	8/1/41	2,000	2,191
	New York NY GO	5.250%	10/1/41	2,345	2,593
	New York NY GO	4.000%	4/1/42	3,500	3,495
	New York NY GO	4.000%	4/1/42	16,085	16,064
	New York NY GO	5.000%	8/1/42	1,000	1,088
	New York NY GO	5.000%	4/1/43	11,720	12,109
	New York NY GO	5.000%	8/1/43	3,000	3,236
	New York NY GO	5.000%	12/1/43	1,500	1,560
	New York NY GO	5.500%	5/1/44	2,930	3,227
	New York NY GO	5.000%	8/1/44	6,000	6,446
	New York NY GO	3.500%	4/1/46	3,110	2,680
	New York NY GO	5.000%	9/1/47	6,610	7,056
	New York NY GO	5.000%	9/1/48	5,195	5,529
	New York NY GO	5.000%	4/1/50	10,000	10,585
	New York NY GO	4.000%	9/1/52	11,895	11,232
	New York NY GO	5.250%	3/1/53	9,000	9,681
	New York NY GO	5.250%	4/1/54	8,260	8,885
	New York NY GO PUT	5.000%	12/1/25	1,000	1,006
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	9,000	8,498
[6]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/63	9,200	9,764
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/33	1,465	1,598
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/34	1,000	1,096
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/35	1,445	1,580
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/40	500	544
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,500	1,513
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,710

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	75	76
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,000	1,058
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	2,310
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	11,150	12,820
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	11,345	13,037
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	9,000	9,287
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	5,000	5,001
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	6,500	7,467
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	1,310	1,182
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	3,000	3,137
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,975	2,042
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/35	1,310	1,482
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	3,515	3,959
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	2,000	2,195
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/40	1,000	1,108
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/41	2,000	2,202
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/42	1,000	1,091
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/42	1,000	1,095
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/42	1,000	1,069
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/43	1,350	1,473
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/44	1,600	1,738
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	7,330	5,935
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	5,085	5,276
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	3,508
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	7,000	7,258
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/54	5,660	5,232
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	7,410	7,608
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	10,000	10,405
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	9,985	10,312
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	9,605	9,807
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	13,365	13,669
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	5,000	5,150
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	12,240	12,249
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	7,020	7,089
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	4,010	4,050
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	4,000	3,441
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	3,750	3,765
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	470	472
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	5,000	4,227
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	11,245	9,445
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	1,000	1,042
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	2,465	2,053
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	2,575	2,547
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	21,600	21,368
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	2,040	2,232
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	6,000	5,880
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	2,505	2,721
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	2,085	2,250
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	9,000	9,350
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	7,000	6,754
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	4,650	4,972
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	4,000	3,784
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	5,000	4,737
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	10,000	7,545
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	5,000	3,786
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	5,000	3,740
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	10,000	8,505
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/32	650	692
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	5,465	5,205
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	5,000	5,338
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	8,000	8,454
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	2,075	2,055
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	4,500	4,773
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/32	5,010	5,150
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/33	3,000	3,082
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/42	7,110	7,541

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.250%	10/1/50	9,200	9,748
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	185	188
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	7,500	7,351
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/51	2,575	1,926
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	10,296
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,000	6,249
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,805	3,976
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,725	11,124
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,205
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	22,110	23,057
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	18,506
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,000	2,065
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	2,630	2,732
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	3,000	3,091
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	1,995	2,047
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/51	9,750	10,353
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/54	10,000	10,600
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/56	10,000	10,563
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	5
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	5,000	5,168
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/44	7,985	8,390
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	4,000	4,109
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/42	1,750	1,702
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	11/1/47	3,500	3,381
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	3,121
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	15,000	15,037
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	6,000	6,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/31	5,190	5,192
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	1/1/35	7,495	7,388
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	5,205	5,251
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	3,350	3,351
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	6,790	6,666
	New York State Thruway Authority Highway Revenue	5.000%	1/1/44	1,005	1,091
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,560	4,403
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	1,125	860
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	9,385	6,816
[6]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,055	1,551
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/51	3,750	3,573
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/46	3,150	3,038
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/47	5,000	4,807
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	4,775	3,657
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	4,355	3,268
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/57	4,055	3,817
[6]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/51	5,435	3,731
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	3,000	3,126
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/37	3,185	3,244
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/38	4,575	4,647
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/39	4,815	4,877
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	4,745	5,087
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/49	1,000	1,078
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	2,765	2,934
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	3,555	3,772
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/54	1,000	1,066
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	3,000	3,141
	Suffolk County NY GO	4.000%	10/15/42	11,880	11,998
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.000%	12/1/34	2,500	2,581
	Suffolk Regional Off-Track Betting Co. Revenue	5.750%	12/1/44	3,500	3,606
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	1,540	1,478
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	5,000	5,456
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	7,035	7,283
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	13,000	13,472
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/45	5,000	5,177
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/45	4,000	4,279
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	7,395	7,647
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	7,880	8,327
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/48	2,275	2,410
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	3,865	4,018
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	4,415	4,140

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	4,500	4,666
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	7,170	6,682
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	26,265	28,456
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	1,140	1,291
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	4,160	4,633
[6]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	1,500	1,141
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	1,000	957
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,412
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/54	12,935	13,963
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/59	6,430	7,079
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	17,000	16,333
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/57	10,000	10,650
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	2,500	2,405
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/59	8,415	8,979
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,308
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/64	4,000	3,732
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	37,500	40,083
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	10,000	10,602
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,500	5,674
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,020	6,151
[6]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	1,925	1,995
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/52	2,085	2,315
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/56	4,000	3,605
[6]	Yonkers NY GO	5.000%	3/15/37	1,000	1,110
					2,560,706
North Carolina (1.2%)
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/28	1,110	1,136
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/32	1,825	1,864
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	6/1/28	1,280	1,341
	Cabarrus County NC Intergovernmental Agreement Revenue	4.000%	6/1/34	1,000	1,011
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	8/1/43	3,500	3,850
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	8/1/44	1,500	1,642
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/40	570	573
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/41	1,050	1,039
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/43	400	394
	Charlotte NC (Transit Projects) COP	3.000%	6/1/36	1,580	1,463
	Charlotte NC (Transit Projects) COP	3.000%	6/1/37	1,665	1,521
	Charlotte NC (Transit Projects) COP	3.000%	6/1/38	3,505	3,152
	Charlotte NC (Transit Projects) COP	3.000%	6/1/48	5,100	3,960
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,512
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/42	3,455	3,759
	Charlotte NC Airport Port, Airport & Marina Revenue	3.000%	7/1/46	5,000	3,867
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,577
	Charlotte NC GO	2.000%	6/1/41	1,625	1,184
	Charlotte NC Storm Water Revenue	4.000%	12/1/45	2,000	1,972
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/44	9,460	9,826
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/44	2,645	2,905
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/54	25,000	26,755
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/39	3,385	3,428
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/41	2,491	2,515
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/27	9,710	9,900
	Macon County NC Appropriations Revenue	4.000%	10/1/44	1,350	1,318
	Moore County NC Appropriations Revenue	3.000%	6/1/38	490	435
	Moore County NC Appropriations Revenue	3.000%	6/1/39	800	699
	Moore County NC Appropriations Revenue	3.000%	6/1/40	625	539
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/48	2,450	2,582
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/52	2,500	2,620
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	2,500	2,400
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	4,500	4,507
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	13,000	13,018
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	7/1/40	4,615	3,407
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	730	731
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,350	2,347
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,750	5,054
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.750%	10/1/28	525	525
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.250%	10/1/28	350	351
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,053
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	750	775
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/49	750	766

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,515	2,911
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,350	1,176
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/52	3,000	2,475
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.125%	10/1/54	2,000	2,046
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/45	7,000	6,655
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/48	3,000	2,618
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/37	1,250	1,372
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/38	1,250	1,366
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/40	1,000	1,081
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/41	1,000	1,076
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	8,125	7,886
[6]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/41	10,000	9,883
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	7,000	7,158
	Pender County NC GO	3.000%	3/1/40	3,000	2,640
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	4,975
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	12/1/33	3,000	3,003
	Rowan County NC Appropriations Revenue	4.000%	4/1/40	2,240	2,237
	Rowan County NC Appropriations Revenue	4.000%	4/1/42	2,240	2,196
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,305	2,358
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/33	1,750	1,778
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	6,670	6,865
	Wilson NC Special Obligation Revenue	4.000%	10/1/41	2,450	2,423
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/31	1,530	1,543
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,965	1,839
					216,833
North Dakota (0.2%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	3,340	3,334
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,120	1,046
[6]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	8,000	6,133
[6]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	6,490
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/53	3,780	3,801
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/54	1,910	2,081
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/54	5,180	5,610
[6]	University of North Dakota COP	4.000%	6/1/51	2,600	2,392
[6]	University of North Dakota COP	2.500%	6/1/54	5,000	2,986
	West Fargo Public School District No. 6 GO	3.000%	8/1/31	3,280	3,190
	West Fargo Public School District No. 6 GO	3.000%	8/1/32	3,380	3,244
					40,307
Ohio (2.5%)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,250	2,269
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,750	3,767
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	7,600	7,606
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,010	1,029
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/36	2,560	2,658
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	9,000	10,005
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/39	5,500	6,062
	Athens City School District GO	3.250%	12/1/48	2,775	2,261
	Beachwood City School District GO	5.000%	12/1/48	7,650	7,981
	Big Walnut Local School District GO	5.000%	12/1/55	6,000	6,129
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	2,050	2,066
[1]	Brunswick City School District GO	5.250%	12/1/53	4,200	4,432
[1]	Brunswick City School District GO	5.500%	12/1/60	4,305	4,598
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,048
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,000	978
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,500	2,422
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	18,130	13,453
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	20,715	18,508
	Cleveland OH GO	5.000%	12/1/51	2,000	2,102
	Cleveland OH Income Tax Revenue	4.000%	10/1/33	425	442
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	730	692
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	575	539
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	464
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	800	732
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/39	7,500	7,475
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/33	3,510	3,512
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/34	3,690	3,692

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/47	2,500	2,646
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/52	2,500	2,624
[8]	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/55	2,000	2,151
	Cuyahoga Community College District GO	4.000%	12/1/34	3,000	3,019
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/47	10,100	9,802
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	8,000	8,109
	Franklin City School District GO	3.000%	11/1/57	5,205	3,794
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/51	2,250	2,126
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,235	2,266
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	11,525	11,595
[13]	Freddie Mac Pool	3.700%	9/1/38	1,616	1,492
[13]	Freddie Mac Pool	3.350%	10/1/38	4,983	4,597
[13]	Freddie Mac Pool	3.450%	7/1/40	9,903	8,933
[13]	Freddie Mac Pool	3.900%	7/1/40	5,762	5,468
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/33	1,850	1,766
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/34	1,000	940
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/35	1,000	930
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	1,140	931
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	500	541
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	300	324
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,575	1,697
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,000	1,078
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,455	1,568
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	800	859
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,660	2,837
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,780	2,945
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	2,000	2,132
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,890	3,036
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	2,500	2,595
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	1,245	1,147
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	5,750	5,673
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	3,000	3,278
	Hilliard OH Income Tax Revenue	5.000%	12/1/52	8,750	9,283
	Kings Local School District GO	5.500%	12/1/62	8,990	9,632
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	3,745	3,745
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	15,160	15,259
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	935	984
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	690	751
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,500	1,565
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	175	176
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	398
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	225	185
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	205	199
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	7,655	7,055
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	1,540	1,112
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	5,000	4,600
	North Ridgeville City School District GO	5.500%	12/1/57	3,090	3,244
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/36	4,250	4,327
	Ohio GO	5.000%	3/1/39	10,000	10,320
	Ohio GO	3.000%	6/15/39	2,500	2,230
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	1,000	990
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/40	1,455	1,433
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	1,500	1,369
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	5,000	5,083
	Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	4.000%	12/1/44	2,490	2,409
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	11,270
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/50	2,500	1,872
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/53	3,000	3,150
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/47	2,000	1,710
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/52	3,625	3,012
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/34	3,160	3,173
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/39	1,840	1,811
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	1,500	1,430
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	9,195	9,091

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	4,900	5,353
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	4,265	4,691
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	7,675	8,477
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/52	1,845	1,818
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/55	6,165	6,732
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/40	1,110	1,188
	Ohio State University College & University Revenue	4.000%	12/1/41	1,175	1,182
	Ohio State University College & University Revenue	3.000%	12/1/44	3,750	3,030
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/31	19,600	20,105
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/43	1,385	1,425
	Ohio University College & University Revenue	5.250%	12/1/54	1,445	1,564
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	4,450	4,663
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,000	1,073
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	12,265	12,806
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/63	2,495	2,557
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/53	1,100	1,176
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/58	1,615	1,754
	Union County OH GO	5.000%	12/1/47	2,500	2,560
	Wickliffe City School District GO	3.250%	12/1/56	10,355	7,647
	Worthington City School District GO	5.000%	12/1/48	5,000	5,314
	Worthington City School District GO	5.500%	12/1/54	4,000	4,352
					442,156
Oklahoma (0.8%)
[1]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/38	1,700	1,873
[1]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/41	1,000	1,080
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,490	3,320
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	2,055	2,071
	Oklahoma City Water Utilities Trust Water Revenue	5.250%	7/1/64	8,000	8,654
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/42	1,500	1,607
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/43	2,500	2,666
	Oklahoma County Finance Authority Revenue	5.875%	12/1/47	3,000	2,301
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	9,870	10,001
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	5,525	5,624
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/33	2,515	2,828
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/32	1,000	1,036
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/33	650	672
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/34	950	980
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	590	606
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/39	500	504
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	383
	Oklahoma State University College & University Revenue	4.000%	9/1/37	785	802
	Oklahoma State University College & University Revenue	3.000%	9/1/40	500	429
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	421
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/35	5,000	5,020
[8]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/37	1,070	1,201
[8]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/41	4,650	5,082
[8]	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/50	6,520	7,102
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/53	31,695	34,370
[8]	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/54	6,460	7,144
[4,8]	Oklahoma Turnpike Authority Highway Revenue	4.250%	1/1/55	7,805	7,650
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/43	2,195	2,346
	Oklahoma Water Resources Board Water Revenue	2.000%	4/1/35	1,000	804
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.000%	4/1/48	5,080	4,871
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/30	12,575	12,721
					136,169
Oregon (1.5%)
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,415	1,439
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,630	1,653
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/33	1,000	1,001
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	605	606
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	1,000	997
	Forest Grove OR College & University Revenue	4.000%	5/1/36	445	419
	Forest Grove OR College & University Revenue	4.000%	5/1/39	1,495	1,355
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/43	1,935	2,009

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/44	1,840	1,907
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	750	801
[6]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	1,810	1,781
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	7,750	7,010
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	2,335	2,099
	Multnomah County School District No. 40 GO	5.500%	6/15/53	13,715	15,037
	Oregon (OHSU Project) GO	5.000%	8/1/35	2,040	2,131
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	7,500	7,610
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	5,000	5,054
	Oregon GO	5.000%	6/1/33	390	413
	Oregon GO	5.000%	6/1/34	500	528
	Oregon GO	5.000%	6/1/35	500	527
	Oregon GO	5.000%	5/1/36	1,000	1,051
	Oregon GO	5.000%	5/1/37	700	733
	Oregon GO	5.000%	6/1/37	1,560	1,634
	Oregon GO	5.000%	5/1/38	650	678
	Oregon GO	5.000%	6/1/41	1,910	2,101
	Oregon GO	2.600%	12/1/42	1,455	1,076
	Oregon GO	5.000%	12/1/52	2,470	2,558
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,550	1,538
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,190	1,171
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	2,542
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	3,420	2,524
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	2,180	2,205
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,080	3,097
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	2.250%	7/1/41	2,000	1,420
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	1,870	1,888
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	3,300	2,721
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	3,575	3,303
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	5,395	5,595
	Oregon State Lottery Revenue	5.000%	4/1/37	6,185	6,404
	Oregon State Lottery Revenue	5.000%	4/1/37	2,500	2,659
	Oregon State Lottery Revenue	5.000%	4/1/39	3,000	3,172
	Oregon State University College & University Revenue	5.000%	4/1/45	6,000	6,371
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/30	4,760	5,034
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,405	1,146
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/32	9,475	9,618
	Portland OR Sewer System Sewer Revenue	3.000%	3/1/37	6,375	5,907
[8]	Portland OR Sewer System Sewer Revenue	5.000%	10/1/54	4,930	5,260
	Portland OR Water System Water Revenue	3.000%	5/1/34	7,760	7,403
	Portland OR Water System Water Revenue	3.000%	5/1/35	7,995	7,579
	Portland OR Water System Water Revenue	3.000%	5/1/36	8,230	7,699
	Portland OR Water System Water Revenue	2.125%	5/1/46	3,660	2,287
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/53	1,000	965
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/44	1,645	1,687
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	7,500	7,864
	Salem-Keizer School District No. 24J GO	5.000%	6/15/39	1,410	1,469
	Tualatin Valley Water District Water Revenue	5.000%	6/1/53	9,605	10,185
	Tualatin Valley Water District Water Revenue	5.000%	6/1/54	10,000	10,593
	University of Oregon College & University Revenue	5.000%	4/1/50	30,425	31,507
[1]	University of Oregon College & University Revenue	3.500%	4/1/52	28,370	24,135
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/44	8,875	3,417
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	1,635	1,440
	Yamhill County OR College & University Revenue (George Fox University Project)	4.000%	12/1/46	2,000	1,843
					257,856
Pennsylvania (4.6%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	5,960	6,190
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,950	4,937
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	2,500	2,329
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	3,990	4,038
	Allegheny County PA GO	5.000%	11/1/28	5,475	5,668
	Allegheny County PA GO	5.000%	12/1/54	1,445	1,521
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/49	815	860
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	7,500	8,303
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	5,625	5,835
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,500	1,525
[1]	Berwick Area School District GO	4.000%	11/15/41	1,125	1,110
	Bethel Park School District GO	4.000%	8/1/37	1,500	1,546

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	6,500	4,929
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,500	1,275
	Centennial School District Bucks County GO	5.000%	12/15/35	1,125	1,202
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	13,000	11,660
[6]	Central Valley School District GO	3.000%	6/1/40	2,415	2,102
[6]	Central Valley School District GO	3.000%	6/1/44	2,305	1,898
	Cheltenham Township School District GO, Prere.	5.000%	3/15/25	15,210	15,248
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,490	1,550
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,800	1,812
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/27	1,000	1,018
	Chester County IDA Recreational Revenue	4.000%	12/1/51	2,580	2,390
[1]	Coatesville School District GO	0.000%	10/1/38	2,100	1,108
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,930	2,024
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	15	16
[6]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,625	2,628
[6]	Commonwealth of Pennsylvania GO	4.000%	8/15/28	15,000	15,062
[6]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	10,000	10,200
	Commonwealth of Pennsylvania GO	4.000%	10/1/39	10,000	10,008
	Commonwealth of Pennsylvania GO	4.000%	9/1/43	15,000	14,757
	Conestoga Valley School District GO	3.000%	2/1/34	2,050	1,910
	Conestoga Valley School District GO	3.000%	2/1/36	2,175	2,002
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	7,000	6,450
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	2,000	1,799
	Cumberland Valley School District GO	4.000%	11/15/38	2,345	2,374
	Cumberland Valley School District GO	4.000%	11/15/40	3,000	3,000
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/39	1,000	1,080
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,970	1,802
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,135	2,174
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	5,000	3,989
[6]	Ellwood City Area School District GO	4.000%	11/15/40	810	795
[1]	Fairview School District GO	3.000%	9/15/39	1,000	881
[1]	Fairview School District GO	3.000%	9/15/40	1,000	860
[1]	Fairview School District GO	3.000%	9/15/41	1,000	862
[13]	Freddie Mac Pool	3.300%	8/1/39	4,950	4,453
[13]	Freddie Mac Pool	3.600%	7/1/40	3,980	3,571
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	1,500	1,317
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,000	865
[1]	Gateway School District Alleghany County GO	3.000%	10/15/40	1,400	1,215
[1]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,500	2,050
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	5,600	5,723
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	6,000	6,171
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	2,000	2,147
	Haverford Township PA GO	3.600%	6/1/43	3,355	3,133
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	2,935	3,047
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	928
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	8,485	8,608
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	2,027
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	5,305
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	12,050	10,851
	Manheim Central School District GO	4.000%	5/1/39	1,100	1,103
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,000	2,061
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	1,250	1,387
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	1,380	1,500
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	3,100	3,147
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	4,585	4,705
[4]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	1,765	1,618
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	25,330	25,806
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	2,700	2,511
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	4,000	3,603
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,635
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	6,140	4,261
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	5,015	3,399
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48	12,000	11,053
[6]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/38	805	857
[6]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/39	500	528
[6]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/40	1,000	1,051
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	1,000	1,010
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	690	768

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,240	2,415
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	1,530	1,692
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	1,545	1,557
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	450	453
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	6,375	6,269
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,945	1,913
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	5,240	5,054
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	840	793
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	545	509
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	7,250	6,497
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/32	2,750	2,773
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/33	1,555	1,566
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,750	1,723
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/50	3,500	3,153
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,895	3,007
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,155	1,175
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,600	2,620
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,185	1,188
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,110	1,095
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/42	4,255	4,004
[4]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/51	3,600	3,447
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.375%	11/1/54	3,790	3,600
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	3,135	3,230
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/54	2,970	3,193
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	12,020	11,817
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	2,635	2,722
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	2,885	3,039
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	5,090	5,537
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	5,385	5,833
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/54	4,735	5,213
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/54	6,290	6,961
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	3,000	3,032
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	2,005	2,119
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	3,715	3,978
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	1,530	1,592
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	5,000	5,462
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,555	7,745
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,985	2,035
[6]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	8,000	8,177
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,085	1,175
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	11,670	11,753
	Pennsylvania Turnpike Commission Highway Revenue	4.500%	12/1/34	4,000	4,085
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,440	2,614
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,125	1,273
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,050	5,251
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,641
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	3,855	3,922
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	6,000	6,116
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	14,415	14,833
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,740	2,775
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	5,263
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,245	2,264
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,985	3,127
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	4,545	4,574
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,135	3,462
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,821
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,725	1,717
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	6,010	6,154
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	2,225	2,441
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/42	1,500	1,655
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	6,000	5,874
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	2,250	2,458
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	4,500	4,916
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,500	2,578
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	4,000	4,344
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/45	4,505	4,339
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	6,500	6,212
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	4,580	4,377
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	1,010	1,075
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	2,000	2,120

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,060	4,294
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	1,230	1,330
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	11,245	10,473
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	5,310	3,958
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	1,000	1,077
[7]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/28	0.000%	12/1/37	1,610	1,550
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,110	5,315
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	6,250	6,477
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	6,675	6,137
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,115	1,156
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,150	1,191
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	1,700	1,757
[6]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/37	1,615	1,646
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,600	1,650
[6]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	6,025	6,457
[6]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,000	3,093
[6]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,500	1,621
[6]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,175	1,264
[6]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,100	1,177
[2]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/50	1,700	1,670
	Philadelphia IDA College & University Revenue	5.000%	11/1/34	5,250	5,534
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,265	1,254
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	1,200	1,103
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/47	3,715	3,999
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	12,010	12,934
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	5,000	5,008
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/47	6,150	5,606
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	20,000	18,978
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,643
	Philadelphia PA GO	5.000%	8/1/29	5,745	5,796
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	1,050	1,100
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	4,400	4,780
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	7,000	7,192
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	6,000	6,220
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	4,905	5,287
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	2,180	2,234
[6]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/35	1,140	1,176
[6]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/38	1,100	1,122
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/47	4,470	4,849
	Radnor Township School District GO	3.000%	8/15/35	1,400	1,313
[1]	School District of Philadelphia GO	5.000%	9/1/25	5,500	5,563
	School District of Philadelphia GO	5.250%	9/1/37	1,955	2,204
	School District of Philadelphia GO	5.250%	9/1/37	1,100	1,240
	School District of Philadelphia GO	4.000%	9/1/38	5,000	4,996
	School District of Philadelphia GO	5.250%	9/1/38	580	651
	School District of Philadelphia GO	5.250%	9/1/38	1,000	1,123
	School District of Philadelphia GO	5.250%	9/1/41	14,100	15,599
	School District of Philadelphia GO	5.250%	9/1/41	2,410	2,666
	School District of Philadelphia GO	5.250%	9/1/43	7,600	8,274
	School District of Philadelphia GO	4.000%	9/1/46	5,000	4,671
	Spring Township PA GO	3.000%	11/15/33	1,020	961
	Spring Township PA GO	3.000%	11/15/34	1,050	983
	Spring Township PA GO	3.000%	11/15/35	1,085	1,014
	Spring Township PA GO	3.000%	11/15/36	1,115	1,034
[6]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	2,645	2,727
[6]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	790	814
	Upper Merion Area PA School District GO	3.000%	1/15/40	1,500	1,325
	Upper St. Clair Township School District GO	3.250%	10/1/35	5,000	4,728
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	3,355	3,413
	York County PA GO	4.000%	3/1/35	3,000	3,054
					807,999
Puerto Rico (1.6%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	1,836	1,848
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	6,633	6,915
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	28,246	30,309
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	27,378	30,334
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	20,239	14,097
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	37,346	37,136
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	7,496	7,424

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	2,210	2,160
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	2,680	2,532
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	1,065	1,106
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	1,250	1,307
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	8,000	8,407
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,935	3,098
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	9,760	10,417
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	9,100	9,472
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	260
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	2,205	2,307
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	3,310	3,091
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	1,535	1,448
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	2,665	2,486
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/47	1,185	1,196
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	178
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	215	229
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	40	38
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	47
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	37
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	135	124
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	40	36
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	4,313	3,964
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	11,299	9,673
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,000	855
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	3,080	2,433
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	5,272	3,836
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	67,645	67,032
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	9,502	9,416
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,919	1,902
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	1,170	382
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/51	840	202
					277,860
Rhode Island (0.2%)
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/38	700	707
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/39	860	865
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/40	885	888
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/41	930	924
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/50	1,500	1,356
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	280	298
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	500	529
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	550	580
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	580	609
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/49	3,670	3,854
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/54	3,000	3,130
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.250%	5/15/49	3,250	3,528
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.125%	5/15/54	5,000	4,752
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	6,594
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	4.500%	6/1/45	1,720	1,721
					30,335
South Carolina (1.6%)
	Charleston County SC GO	4.000%	11/1/30	5,715	5,827
[8]	Clemson University College & University Revenue	5.000%	5/1/50	2,800	3,001
[8]	Clemson University College & University Revenue	5.000%	5/1/55	3,750	3,991
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/34	725	739
	Dorchester County SC Special Assessment Revenue	5.250%	10/1/43	1,590	1,572
	Dorchester County SC Special Assessment Revenue	5.500%	10/1/51	2,115	2,083
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/42	250	247

Vanguard® Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/43	250	246
Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/44	300	294
Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/54	2,670	2,868
Greenville County SC Miscellaneous Revenue	3.000%	4/1/41	1,385	1,158
Greenville County SC Miscellaneous Revenue	3.000%	4/1/42	1,000	823
Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/43	1,700	1,745
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/38	1,250	1,343
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/40	1,330	1,415
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/41	1,000	1,060
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/43	1,500	1,581
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/30	1,045	1,068
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	1,550	1,580
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,165	1,183
North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/40	7,000	7,093
Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	13,010	14,007
Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	1,625	1,736
Patriots Energy Group Natural Gas Revenue	4.000%	6/1/46	2,250	2,119
Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	3,275	3,278
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/41	1,310	1,425
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/42	1,250	1,353
Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/43	1,000	954
Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/44	1,500	1,429
Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/49	4,250	3,957
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/54	4,000	4,198
Rock Hill SC Combined Utility System Water Revenue	4.250%	1/1/59	10,430	9,789
Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	4.000%	6/1/41	1,365	1,345
South Carolina Housing Finance & Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities	4.800%	7/1/45	1,000	1,017
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,030	1,081
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/42	3,235	3,192
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/42	3,595	3,538
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/43	2,500	2,450
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	5,415	5,928
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/44	4,320	4,708
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	10,000	10,280
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	8,000	7,488
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/48	2,560	2,820
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/49	3,050	3,350
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/53	5,000	5,299
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/54	9,935	10,836
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/26	12,600	12,708
South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	19,425	18,091
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,140	2,154
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	2,885	2,894
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	2,690	2,663
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,000	2,970
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	1,330	1,312
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	10,680	10,423
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	3,000	2,918
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	11,480	11,167
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	1,450	1,556
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/46	3,075	3,266
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/49	5,645	5,926
South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/54	9,450	10,082
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	5,295	5,388
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,690	2,754
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	2,820	2,785
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	1/1/52	7,055	7,095
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,065	3,162
South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/40	1,545	1,599
Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,177
Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	2,760	2,767
University of South Carolina College & University Revenue	5.000%	5/1/31	2,045	2,125
University of South Carolina College & University Revenue	5.000%	5/1/32	2,145	2,224
University of South Carolina College & University Revenue	5.000%	5/1/34	865	894
University of South Carolina College & University Revenue	5.000%	5/1/40	9,075	9,257
				281,851

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Dakota (0.2%)
	Clay County SD GO	5.000%	12/1/52	1,945	2,016
	Lincoln County SD College & University Revenue	4.000%	8/1/51	2,775	2,269
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	9,710	9,783
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	2,890	2,805
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	15,725	14,531
					31,404
Tennessee (1.3%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,520	1,608
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	995
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	985
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	2,120	1,973
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	2,000	2,020
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/49	5,000	5,288
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/49	2,345	2,441
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.250%	8/15/54	2,300	2,444
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,450	2,459
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,030	4,156
[1]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/49	1,250	1,317
	Knox County TN GO	3.000%	6/1/40	3,730	3,258
	Knoxville TN Electric System Electric Power & Light Revenue	5.000%	7/1/53	5,000	5,268
	Knoxville TN Electric System Electric Power & Light Revenue	4.000%	7/1/54	10,000	9,417
[10]	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/27	4,353	4,504
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/54	1,600	1,695
	Memphis TN Sanitary Sewer Revenue Revenue	5.000%	10/1/45	1,040	1,098
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/40	725	780
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/41	1,000	1,071
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/42	1,315	1,402
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/31	640	651
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/32	670	680
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/33	705	715
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/34	745	755
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/35	780	790
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,265	1,152
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca University Project)	4.000%	10/1/51	2,120	1,788
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/41	2,000	2,209
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/42	1,935	1,982
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/44	2,000	2,175
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.250%	5/15/49	6,650	7,256
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/37	2,400	2,470
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	2,475	2,454
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/43	15,000	14,773
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/42	1,415	1,451
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/42	3,745	3,841
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/36	4,075	2,480
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/37	3,175	1,835
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/38	2,725	1,486
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/39	14,580	15,751
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/29	2,440	2,578
	Shelby County TN GO	3.125%	4/1/33	1,465	1,430
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	10,225	10,255
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/29	21,730	22,862
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/30	2,500	2,657
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,160	2,196
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	19,950	20,252
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	16,990	17,574
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	9,325	9,361

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee GO, Prere.	5.000%	8/1/25	1,345	1,361
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,660	2,656
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,540	4,831
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.750%	1/1/50	1,950	1,948
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	4,095	4,020
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/42	4,640	4,746
	Washington County TN GO	4.000%	6/1/29	3,260	3,290
	Williamson County TN GO	3.000%	4/1/36	3,275	3,041
					235,931
Texas (11.3%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	3,796	3,864
[15]	Alvarado TX Independent School District GO	5.000%	2/15/47	7,000	7,377
[15]	Angleton Independent School District GO	4.000%	2/15/43	4,940	4,884
	Anna TX GO	4.250%	2/15/47	1,100	1,075
[15]	Argyle Independent School District GO	4.000%	8/15/53	1,000	945
	Arlington TX GO	4.000%	8/15/38	3,790	3,910
	Arlington TX GO	4.000%	8/15/43	3,790	3,753
	Arlington TX GO	4.000%	8/15/44	3,790	3,710
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/31	1,445	1,580
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	1,440	1,567
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/33	2,045	2,213
[15]	Aubrey Independent School District GO	4.000%	2/15/52	2,250	2,133
	Austin Affordable PFC Inc. Revenue	4.450%	3/1/43	1,150	1,143
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/29	3,315	3,344
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	625	655
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/32	1,000	1,018
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	485	493
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/36	785	815
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/37	535	554
[15]	Austin Independent School District GO	5.000%	8/1/32	5,370	5,692
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/45	1,760	1,850
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/54	5,000	5,304
	Austin TX GO	5.000%	9/1/38	2,000	2,153
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/45	5,360	5,631
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/50	6,720	7,001
[15]	Barbers Hill Independent School District GO	5.000%	2/15/42	1,200	1,320
[1]	Bastrop TX GO	4.000%	8/1/49	1,500	1,389
[15]	Belton Independent School District GO	4.000%	2/15/40	645	649
[15]	Belton Independent School District GO	4.000%	2/15/41	1,000	1,002
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	2,500	1,941
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/40	1,980	2,305
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/43	1,000	1,081
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/49	22,740	25,996
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/50	8,250	9,460
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/52	9,000	8,460
[15]	Bonham Independent School District GO	4.000%	2/15/46	6,325	6,043
[15]	Bonham Independent School District GO	4.000%	2/15/53	2,500	2,361
[15]	Brownwood Independent School District GO	5.000%	2/15/38	1,300	1,421
[15]	Brownwood Independent School District GO	5.000%	2/15/39	2,100	2,280
[2,8]	Buda TX Special Assessment Revenue	6.000%	9/1/55	750	743
[15]	Bullard Independent School District GO	4.000%	2/15/40	1,125	1,134
[15]	Bullard Independent School District GO	5.000%	2/15/47	4,450	4,703
[15]	Burleson Independent School District GO	4.000%	8/1/35	2,000	2,010
[15]	Burleson Independent School District GO	4.000%	8/1/36	2,000	2,007
[15]	Calallen Independent School District GO	5.000%	2/15/42	500	540
[15]	Calallen Independent School District GO	5.000%	2/15/48	3,000	3,183
[15]	Calallen Independent School District GO	5.000%	2/15/53	1,000	1,054
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/41	2,215	2,414
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/42	1,900	2,058
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/44	2,500	2,681
[15]	Castleberry Independent School District GO	5.000%	2/15/54	2,750	2,896
[15]	Celina Independent School District GO	5.000%	2/15/40	1,055	1,160
[15]	Celina Independent School District GO	5.000%	2/15/41	1,100	1,201
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	1,345	1,367
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	1,200	1,185
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	1,900	1,863
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/45	7,225	6,727

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	4,750	4,928
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,875	1,949
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	8,160	7,426
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	6,000	6,053
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,500	9,023
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	15,000	13,229
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/36	7,000	7,905
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/40	1,395	1,536
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/41	1,100	1,201
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	1,740	1,843
[12]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/28	50	45
	Chambers County TX GO	4.000%	3/1/47	1,080	1,019
[15]	Comal Independent School District GO	4.000%	2/1/36	1,000	1,027
[15]	Comal Independent School District GO	3.000%	2/1/41	3,720	3,147
[15]	Community TX Independent School District GO	5.000%	2/15/53	7,500	7,902
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/41	650	624
[15]	Corpus Christi Independent School District GO	4.000%	8/15/33	1,425	1,478
[15]	Crowley Independent School District GO	5.250%	2/1/53	10,000	10,738
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/41	1,045	890
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/45	4,920	5,119
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	16,475	17,166
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	5,000	5,264
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	4,520	4,617
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	6,025	6,137
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	3,000	3,297
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/41	3,035	3,305
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/42	3,825	4,145
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/48	17,500	18,958
	Dallas Housing Finance Corp. Revenue	4.350%	10/1/41	1,275	1,270
[15]	Dallas Independent School District GO	5.000%	2/15/42	7,250	7,848
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/38	1,340	1,277
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,225	2,301
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/40	4,360	4,399
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/41	5,000	5,018
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/42	4,455	4,442
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/44	9,355	9,216
[15]	Deer Park Independent School District GO	5.000%	8/15/47	5,000	5,292
[15]	Del Valle Independent School District TX GO	2.000%	6/15/40	2,400	1,736
[15]	Del Valle Independent School District TX GO	2.000%	6/15/41	2,260	1,593
[15]	Denison Independent School District GO	4.000%	8/1/53	11,000	10,393
[15,16]	Denton Independent School District GO	5.000%	8/15/53	47,925	50,561
	Denton TX GO	4.000%	2/15/42	1,410	1,392
	Denton TX GO	4.000%	2/15/44	1,770	1,719
	Denton TX GO	4.000%	2/15/46	5,840	5,604
	Denton TX GO	4.000%	2/15/49	7,835	7,380
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/39	550	605
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/40	850	930
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/41	650	707
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/42	1,000	1,082
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/43	1,145	1,232
[15]	East Central Independent School District GO	4.000%	8/15/54	2,295	2,129
[15]	Ector County Independent School District GO	5.000%	8/15/44	4,385	4,719
[4]	El Paso County Hospital District GO	5.000%	8/15/40	1,000	1,076
[4]	El Paso County Hospital District GO	5.000%	8/15/43	1,980	2,098
[15]	El Paso Independent School District GO	4.000%	8/15/33	2,500	2,515
	El Paso TX GO	3.000%	8/15/39	1,270	1,122
	El Paso TX GO	4.000%	8/15/39	1,370	1,371
	El Paso TX GO	3.000%	8/15/40	840	728
	El Paso TX GO	3.000%	8/15/40	1,000	867
	El Paso TX GO	3.000%	8/15/40	1,375	1,193
	El Paso TX GO	4.000%	8/15/40	635	628
	El Paso TX GO	3.000%	8/15/41	905	767
	El Paso TX GO	3.000%	8/15/41	1,200	1,017
	El Paso TX GO	3.000%	8/15/41	1,500	1,271
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/31	1,120	1,161
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/35	1,750	1,763
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/46	10,000	10,487
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/52	10,000	10,432
	EP Essential Housing WF PFC Local or Guaranteed Housing Revenue	4.250%	12/1/34	4,030	4,030
[15]	Farmersville Independent School District GO	4.000%	2/15/51	5,500	5,152

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Forney Independent School District GO	3.000%	2/15/37	2,000	1,808
	Forney Independent School District GO	0.000%	8/15/39	1,000	529
[1]	Forney Independent School District GO	0.000%	8/15/39	1,000	529
[1]	Forney Independent School District GO	0.000%	8/15/40	1,000	500
[15]	Forney Independent School District GO	5.000%	8/15/40	865	940
[15]	Forney Independent School District GO	4.000%	8/15/41	1,040	1,043
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/38	3,220	2,890
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/39	2,250	2,001
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/40	1,340	1,169
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/51	3,715	2,790
	Fort Worth TX GO	5.000%	3/1/28	2,000	2,042
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/43	2,100	1,349
[13]	Freddie Mac Pool	3.550%	1/1/40	5,000	4,624
[15]	Friendswood Independent School District GO	4.000%	2/15/32	3,630	3,652
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/38	1,300	1,402
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/40	550	598
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/42	750	806
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/44	680	726
[15]	Garland Independent School District GO	4.000%	2/15/41	1,235	1,241
[6]	Garland TX Electric Utility System Electric Power & Light Revenue	4.250%	3/1/48	1,450	1,446
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/51	1,015	930
	Garland TX GO	5.000%	2/15/40	1,215	1,312
[15]	Georgetown Independent School District GO	5.000%	2/15/54	4,000	4,259
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/48	960	1,020
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/53	1,525	1,613
[15]	Goliad Independent School District GO	5.000%	2/15/38	2,150	2,350
[15]	Goliad Independent School District GO	5.000%	2/15/39	2,270	2,464
[15]	Goliad Independent School District GO	5.000%	2/15/41	2,490	2,675
[15]	Goliad Independent School District GO	5.000%	2/15/42	2,360	2,524
[15]	Goliad Independent School District GO	5.000%	2/15/43	2,735	2,920
[15]	Goliad Independent School District GO	4.000%	2/15/48	4,505	4,291
[15]	Goliad Independent School District GO	4.000%	2/15/53	11,315	10,685
[15]	Goose Creek Consolidated Independent School District GO	5.000%	10/1/41	1,450	1,568
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/35	21,500	22,932
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/36	8,585	9,145
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/39	1,500	1,505
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	5,000	5,140
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	4,160	4,377
[15]	Granger Independent School District GO	5.000%	2/15/52	6,575	6,788
[15]	Greenwood Independent School District GO	4.000%	2/15/41	9,550	9,516
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	2,020
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/33	14,335	14,293
[1]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/41	2,895	2,817
[1]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/43	1,000	962
	Harris County TX Highway Revenue	5.000%	8/15/30	665	684
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/37	2,520	2,548
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/38	1,000	1,006
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/39	1,500	1,501
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/41	5,000	4,928
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/54	5,500	5,067
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/54	5,000	5,387
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/37	1,000	1,023
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/38	1,250	1,273
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/40	1,650	1,659
	Hays County TX GO	4.000%	2/15/31	2,265	2,280
	Hays County TX GO	4.000%	2/15/32	3,135	3,173
	Hays County TX GO	4.000%	2/15/32	3,820	3,842
	Hays County TX GO	4.000%	2/15/33	865	874
	Hays County TX GO	4.000%	2/15/33	3,320	3,355
	Hays County TX GO	5.000%	2/15/42	4,000	4,067
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/35	1,000	1,059
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,054
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,031
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	2,370	2,238
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,900	1,838
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,000	933
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,405	1,298
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	959
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	2,000	1,896
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	2,750	2,573

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	895
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/53	5,000	1,054
[15]	Highland Park Independent School District/Potter County GO	5.250%	2/15/40	2,190	2,426
[6]	Horizon Regional Municipal Utility District GO	4.125%	2/1/48	375	361
[6]	Horizon Regional Municipal Utility District GO	4.125%	2/1/49	5,610	5,365
[6]	Horizon Regional Municipal Utility District GO	4.125%	2/1/50	4,785	4,569
[6]	Horizon Regional Municipal Utility District GO	4.125%	2/1/51	3,315	3,155
	Houston Community College System GO	4.000%	2/15/36	8,500	8,568
	Houston Higher Education Finance Corp. College & University Revenue (Houston Baptist University Project)	4.000%	10/1/51	1,700	1,421
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/39	1,250	1,299
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/43	3,230	3,328
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	2,400	2,118
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	1,385	1,203
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/45	2,335	2,455
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	1,720	1,784
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/51	12,590	11,752
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/54	7,200	7,774
	Houston TX GO	5.000%	3/1/27	1,250	1,275
	Houston TX GO	4.000%	3/1/34	590	611
	Houston TX GO	3.000%	3/1/36	1,030	944
	Houston TX GO	5.250%	3/1/42	1,925	2,124
[15]	Humble Independent School District GO	4.000%	2/15/28	10,290	10,295
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/33	1,125	1,165
	Huntsville TX Waterworks & Sewer System Water Revenue	3.000%	8/15/47	1,800	1,442
[15]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/40	5,725	5,782
[15]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/41	6,430	6,456
[15]	Hutto Independent School District GO	5.000%	8/1/48	1,215	1,297
[15]	Jarrell Independent School District GO	5.000%	2/15/53	10,000	10,448
[15]	Katy Independent School District GO	3.000%	2/15/33	3,000	2,838
[15]	Katy Independent School District GO	3.000%	2/15/34	6,995	6,536
[15]	Katy Independent School District GO	3.000%	2/15/35	7,185	6,608
[15]	Katy Independent School District GO	5.000%	2/15/38	965	1,061
[15]	Katy Independent School District GO	5.000%	2/15/39	1,125	1,230
[15]	Katy Independent School District GO	5.000%	2/15/48	5,280	5,591
[15]	Krum Independent School District GO	5.000%	8/15/40	3,265	3,583
[15]	Krum Independent School District GO	5.000%	8/15/41	3,430	3,743
[15]	Krum Independent School District GO	5.000%	8/15/42	3,600	3,910
[15]	Krum Independent School District GO	5.000%	8/15/43	3,580	3,869
	Laguna-Madre Water District GO	4.000%	3/1/52	4,670	4,384
[15]	Lake Travis Independent School District GO	4.000%	2/15/33	765	772
[15]	Lake Travis Independent School District GO	4.000%	2/15/34	1,015	1,024
[15]	Lake Travis Independent School District GO, Prere.	4.000%	2/15/27	235	240
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/30	10,000	10,004
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/31	4,000	4,002
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/32	6,835	6,838
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/54	7,960	7,350
[15]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	10,955	11,532
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/62	5,000	4,552
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/54	5,335	4,934
[15]	Leander Independent School District GO	4.000%	2/15/39	2,500	2,539
[15]	Leander Independent School District GO	4.000%	2/15/40	2,500	2,523
[15]	Leander Independent School District GO	5.000%	8/15/40	1,000	1,082
[15]	Leander Independent School District GO	5.000%	8/15/41	1,355	1,457
[15]	Leander Independent School District GO	5.000%	8/15/47	10,495	11,050
[1]	Leander Independent School District GO	4.000%	2/15/49	2,255	2,092
[1]	Leander Independent School District GO	4.125%	2/15/53	1,340	1,241
[15]	Lewisville Independent School District GO	5.000%	8/15/44	4,000	4,323
[15]	Liberty Hill Independent School District GO	3.000%	2/1/35	1,500	1,407
[15]	Liberty Hill Independent School District GO	3.000%	2/1/36	5,000	4,642
[15]	Liberty Hill Independent School District GO	5.000%	2/1/54	4,800	5,080
[15]	Little Elm Independent School District GO	4.000%	8/15/54	5,000	4,717
	Lone Star College System College & University Revenue	4.000%	2/15/42	1,125	1,102
	Lone Star College System GO	4.000%	2/15/29	1,150	1,151
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	1,250	1,407
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/34	5,050	5,453
[6]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	3,625	3,699
[6]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	1,785	1,782
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/43	1,020	1,088
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/45	1,000	1,058
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	2,810	2,934

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/36	1,500	1,589
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/36	1,000	1,072
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,040	1,097
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	3,000	3,198
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,290	1,393
[6]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,400	1,532
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,577
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	2,000	2,124
[6]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,633
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	1,500	1,572
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	2,720	2,879
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	8,500	9,090
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	1,000	1,045
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	3,000	3,164
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	3,920	4,117
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/46	1,500	1,557
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/49	10,000	10,600
[6]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/53	8,020	8,589
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/54	7,500	7,902
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/43	3,930	4,026
	Lubbock TX GO	4.000%	2/15/30	1,250	1,258
[15]	Lumberton Independent School District GO	3.000%	2/15/45	1,300	1,042
[15]	Mabank Independent School District GO	5.000%	8/15/43	2,530	2,732
[15]	Mansfield Independent School District GO	4.000%	2/15/54	5,400	5,070
[15]	Mansfield Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,004
	McKinney TX GO	5.000%	8/15/41	2,140	2,327
	McKinney TX GO	5.000%	8/15/42	2,345	2,540
	McKinney TX GO	4.000%	8/15/43	1,615	1,581
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/39	1,000	720
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/40	1,000	697
[15]	Medina Valley Independent School District GO	4.000%	2/15/53	14,750	13,928
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/44	3,500	3,487
[15]	Midland Independent School District GO	4.000%	2/15/40	1,595	1,603
[15]	Midland Independent School District GO	4.000%	2/15/41	1,725	1,723
[15]	Midland Independent School District GO	5.000%	2/15/50	5,155	5,281
[15]	Midland Independent School District GO	4.000%	2/15/54	7,800	7,324
	Midland TX GO	4.000%	2/15/39	5,000	5,074
[15]	Midlothian Independent School District GO	3.000%	2/15/45	6,220	4,855
	Missouri City TX GO	4.000%	6/15/32	1,125	1,133
[15]	Montgomery Independent School District GO	4.000%	2/15/54	2,570	2,413
[15]	Needville Independent School District GO	4.000%	8/15/49	4,770	4,532
[15]	Needville Independent School District GO	4.000%	8/15/54	7,640	7,207
[15]	New Braunfels Independent School District GO	4.000%	2/1/52	4,000	3,792
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/55	10,305	9,471
[15]	New Caney Independent School District GO	5.000%	2/15/37	625	707
[15]	New Caney Independent School District GO	5.000%	2/15/38	750	836
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/27	2,000	2,000
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,720	5,645
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	5,620	4,648
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	370	370
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	2,745	2,745
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,650	1,592
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,492
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	4.000%	11/1/49	4,050	3,850
[6]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	3,670	3,700
[6]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	1,000	1,010
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/37	2,590	1,982
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	4.000%	6/1/45	3,525	3,411
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	4.000%	6/1/46	2,975	2,866
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/32	4,125	4,164
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	7,000	7,062
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	410	458
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	375	417
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	730	806

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	8,500	8,676
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	13,335	13,703
[4]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	5,000	4,212
[15]	Northside Independent School District GO	5.000%	8/1/39	1,000	1,098
[15]	Northside Independent School District GO	5.000%	8/1/40	1,000	1,092
[15]	Northwest Independent School District GO	5.000%	2/15/40	1,890	2,074
[15]	Northwest Independent School District GO	4.000%	2/15/42	6,135	6,074
[15]	Northwest Independent School District GO	5.000%	2/15/48	4,560	4,812
[15]	Pampa Independent School District GO	5.000%	8/15/49	3,545	3,786
[15]	Paradise Independent School District GO	4.000%	8/15/38	1,380	1,411
	Pasadena TX GO	4.000%	2/15/32	1,500	1,502
[15]	Pearland Independent School District GO	5.000%	2/15/42	3,000	3,124
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/35	1,000	1,050
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/36	1,000	1,049
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/35	10,000	11,643
	Pflugerville Independent School District GO	4.000%	2/15/44	12,445	12,021
	Pflugerville Independent School District GO	4.000%	2/15/45	5,000	4,805
	Pflugerville Independent School District GO	5.000%	2/15/48	12,880	13,336
	Plano TX GO	4.000%	9/1/44	5,645	5,538
[15]	Ponder Independent School District GO	4.000%	2/15/37	1,935	1,982
[15]	Ponder Independent School District GO	4.000%	2/15/38	1,000	1,019
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/39	1,170	1,173
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/48	9,425	9,906
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/51	5,000	5,181
[15]	Prosper Independent School District GO	5.000%	2/15/44	5,475	5,640
[15]	Prosper Independent School District GO	4.000%	2/15/53	10,500	9,850
[15]	Prosper Independent School District GO	4.000%	2/15/54	1,000	940
[15]	Prosper Independent School District GO PUT	4.000%	8/15/26	1,010	1,019
[15]	Quinlan Independent School District GO	5.000%	8/15/39	590	652
[15]	Quinlan Independent School District GO	5.000%	8/15/40	725	797
[15]	Richardson Independent School District GO	3.000%	2/15/36	1,000	912
[15]	Rockwall Independent School District GO	4.000%	2/15/53	25,435	24,018
[6]	Royse City TX GO	4.000%	8/15/40	2,630	2,611
[15]	Royse City TX Independent School District GO	5.000%	2/15/54	3,205	3,390
[15]	Salado Independent School GO	5.000%	2/15/40	3,265	3,581
[15]	Salado Independent School GO	5.000%	2/15/41	3,330	3,626
[15]	Salado Independent School GO	5.000%	2/15/42	3,705	4,005
[15]	Salado Independent School GO	5.000%	2/15/43	1,865	2,007
[15]	Salado Independent School GO	5.000%	2/15/44	1,400	1,501
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/43	1,465	1,454
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.550%	3/1/43	2,575	2,591
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.430%	4/1/43	2,030	2,010
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	2,500	2,508
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/37	1,275	1,300
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	1,750	1,877
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	2,500	2,761
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,000	2,111
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/42	3,890	3,843
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	3,270	3,184
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	8,900	9,258
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/49	12,795	13,600
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/49	15,000	16,257
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	2,565	2,573
	San Antonio TX GO	4.000%	8/1/35	1,190	1,226
	San Antonio TX GO	4.000%	2/1/39	6,005	6,075
	San Antonio TX GO	4.000%	2/1/40	3,280	3,295
	San Antonio TX GO	4.000%	2/1/41	3,300	3,292
	San Antonio TX GO	4.000%	2/1/42	2,500	2,473
	San Antonio TX GO	4.000%	2/1/43	2,500	2,452
[15]	San Antonio TX Independent School District GO	4.000%	8/15/37	1,975	2,008
[15]	San Antonio TX Independent School District GO	5.000%	8/15/39	3,500	3,834
[15]	San Antonio TX Independent School District GO	5.000%	8/15/52	4,900	5,155
	San Antonio Water System Water Revenue	4.000%	5/15/39	3,385	3,396
	San Antonio Water System Water Revenue	4.000%	5/15/41	1,305	1,289
	San Antonio Water System Water Revenue	4.000%	5/15/42	1,875	1,834
	San Antonio Water System Water Revenue	5.000%	5/15/48	2,365	2,432
	San Jacinto Community College District GO	5.000%	2/15/29	3,860	3,925
	San Jacinto Community College District GO	5.000%	2/15/30	4,055	4,120
	San Jacinto Community College District GO	5.000%	2/15/32	2,000	2,029
[15]	San Marcos Consolidated Independent School District GO	5.000%	8/15/42	3,825	4,148

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	San Marcos Consolidated Independent School District GO	5.250%	8/15/47	4,490	4,869
[1]	Sands Consolidated Independent School District GO	4.000%	2/15/48	2,450	2,310
[1]	Sheldon Independent School District GO	4.000%	2/15/50	3,630	3,404
[15]	Sheldon Independent School District GO	4.000%	2/15/50	1,250	1,189
[15]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/48	2,000	2,129
[15]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/53	1,810	1,709
	South Manvel Development Authority Tax Increment/Allocation Revenue	5.000%	4/1/43	500	487
	South Manvel Development Authority Tax Increment/Allocation Revenue	5.250%	4/1/50	1,000	981
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/38	1,000	1,115
[15]	Southwest Independent School District GO	3.000%	2/1/40	2,395	2,054
[15]	Spring Branch Independent School District GO	4.000%	2/1/41	3,150	3,163
	Spring Independent School District GO	4.000%	8/15/41	5,000	4,941
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/28	2,000	2,002
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,500	4,566
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,650	1,775
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,138
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	10,220
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	9,680	9,028
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	2,000	2,068
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	3,855	4,193
[15]	Taylor County Wylie Independent School District GO	5.000%	2/15/41	2,945	3,211
[15]	Taylor County Wylie Independent School District GO	5.000%	2/15/43	2,350	2,530
[15]	Taylor County Wylie Independent School District GO	5.000%	2/15/49	15,000	15,778
	Taylor TX GO	4.125%	8/15/49	1,515	1,443
	Taylor TX GO	4.125%	8/15/50	1,615	1,534
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.000%	3/1/52	2,200	2,146
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,760	2,797
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,490	1,530
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	355	367
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	140	141
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,810	1,852
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	3,055	3,185
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	3,515	3,687
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	10,310	10,869
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	2,650	2,806
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	8,575	9,110
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	38,555	40,946
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/34	18,440	20,214
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue PUT	5.000%	1/1/34	5,910	6,276
[6]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/46	1,500	1,130
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,000	1,022
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	1,040	1,060
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	5,000	5,087
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	2,045	2,076
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	6,500	6,589
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,000	1,012
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	7,500	7,578
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,000	1,009
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	3,715	3,743
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	3,190	3,206
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	1,000	1,004
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	2,150	2,153
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,165	3,160
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,000	988
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	4,000	3,940
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,135	3,074
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/33	9,320	9,920
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	7,275	7,709
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/38	3,050	3,036
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/39	3,225	3,184
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/38	500	543
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/42	500	532
[10]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,500	2,544
	Texas State University System College & University Revenue	4.000%	3/15/35	2,130	2,168
	Texas State University System College & University Revenue	4.000%	3/15/49	5,205	4,939

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Transportation Commission GO PUT	0.650%	4/1/26	3,100	2,980
	Texas Water Development Board Water Revenue	5.000%	4/15/28	3,305	3,472
	Texas Water Development Board Water Revenue	4.000%	10/15/32	2,230	2,237
	Texas Water Development Board Water Revenue	4.000%	10/15/33	7,000	7,130
	Texas Water Development Board Water Revenue	4.000%	10/15/34	11,590	11,774
	Texas Water Development Board Water Revenue	4.000%	8/1/36	6,000	6,154
	Texas Water Development Board Water Revenue	3.000%	10/15/38	3,075	2,768
	Texas Water Development Board Water Revenue	5.000%	10/15/38	3,780	3,977
	Texas Water Development Board Water Revenue	4.000%	10/15/41	6,800	6,821
	Texas Water Development Board Water Revenue	4.000%	10/15/42	13,500	13,416
	Texas Water Development Board Water Revenue	5.000%	10/15/42	5,310	5,471
	Texas Water Development Board Water Revenue	4.000%	10/15/43	9,225	9,069
	Texas Water Development Board Water Revenue	5.000%	10/15/43	4,835	5,009
	Texas Water Development Board Water Revenue	5.000%	4/15/49	6,765	6,998
	Texas Water Development Board Water Revenue	4.000%	4/15/51	2,720	2,543
	Texas Water Development Board Water Revenue	5.000%	10/15/53	16,815	18,092
	Texas Water Development Board Water Revenue	5.000%	10/15/58	2,500	2,665
[15]	Tomball Independent School District GO	3.950%	2/15/39	3,625	3,598
[15]	Tomball Independent School District GO	3.875%	2/15/43	4,810	4,713
	Travis County TX GO	5.000%	3/1/39	5,000	5,249
	Travis County TX GO	3.000%	3/1/40	1,000	883
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/41	700	753
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/43	825	879
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/53	4,365	4,551
	University of Houston College & University Revenue	4.000%	2/15/30	4,610	4,612
	University of Houston College & University Revenue	3.000%	2/15/34	10,605	9,909
	University of Houston College & University Revenue	5.000%	2/15/56	6,510	6,796
	University of North Texas System College & University Revenue	5.000%	4/15/34	3,000	3,009
	University of North Texas System College & University Revenue	5.000%	4/15/44	3,890	3,989
[15]	Van Alstyne Independent School District GO	5.000%	2/15/47	3,100	3,267
[15]	Van Alstyne Independent School District GO	4.000%	2/15/48	1,580	1,505
[15]	Victoria Independent School District GO	4.000%	2/15/48	2,580	2,439
[15]	Waco Independent School District GO	4.000%	8/15/41	3,195	3,207
[15]	Waco Independent School District GO	4.000%	8/15/42	2,825	2,822
	Waco TX GO	4.000%	2/1/40	7,930	7,909
	Waco TX GO	4.000%	2/1/41	8,260	8,162
	Waco TX GO	4.000%	2/1/48	5,120	4,863
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/38	3,860	4,224
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/39	5,235	5,684
[1]	Waller Consolidated Independent School District GO	4.000%	2/15/53	2,000	1,828
[15]	Waxahachie Independent School District GO	5.000%	2/15/39	1,390	1,536
[15]	Waxahachie Independent School District GO	5.000%	2/15/40	1,400	1,533
[15]	Waxahachie Independent School District GO	5.000%	2/15/41	1,520	1,655
[15]	Wichita Falls Independent School District GO	3.000%	2/1/40	3,000	2,573
					1,980,653
Utah (1.8%)
	Cache County School District GO	4.000%	6/15/40	4,810	4,854
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/40	645	647
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/43	4,290	4,179
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/44	4,465	4,335
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/49	7,925	7,521
	Davis School District GO	4.000%	6/1/41	6,055	6,092
	Davis School District GO	4.000%	6/1/42	6,295	6,296
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	2,530	2,732
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	3,675	3,971
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	3,355	3,606
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	3,390	3,598
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/43	9,500	9,953
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/44	5,000	5,237
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/44	1,000	1,060
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/45	2,120	2,239
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/45	8,735	9,370
	Iron County UT Sales Tax Revenue	5.000%	10/1/59	3,755	3,970
	Iron County UT Sales Tax Revenue	5.000%	10/1/64	11,035	11,525
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/54	11,000	11,508
	Millcreek UT Sales Tax Revenue	2.125%	6/1/51	7,570	4,390
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/37	300	337
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/38	250	279
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/39	250	278

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/40	500	550
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/41	750	818
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/42	1,325	1,274
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/43	1,500	1,432
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/44	800	760
	Ogden City UT Sewer & Water Revenue	3.000%	6/15/45	3,000	2,453
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	3/15/36	5,810	5,998
	Salt Lake City Corp. GO	3.000%	6/15/41	1,185	1,032
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/41	1,405	1,475
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/50	5,360	5,526
[8]	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/50	7,500	8,074
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/52	10,000	10,531
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/42	1,365	1,339
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/43	1,420	1,379
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/44	1,480	1,427
	University of Utah College & University Revenue	4.000%	8/1/34	1,175	1,193
	University of Utah College & University Revenue	4.000%	8/1/35	1,000	1,015
	University of Utah College & University Revenue	5.000%	8/1/39	1,000	1,100
	University of Utah College & University Revenue	5.250%	8/1/48	2,405	2,618
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/39	4,000	4,034
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/40	3,000	3,007
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/41	5,000	4,973
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/42	3,000	2,965
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/43	5,585	5,471
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/38	720	732
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	1,475	1,543
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/43	1,150	1,160
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/44	625	636
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/48	1,200	1,205
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	16,702
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	8,500	8,914
	Utah County UT Health, Hospital, Nursing Home Revenue	3.000%	5/15/50	5,795	4,588
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/50	9,325	9,702
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/54	6,765	7,421
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	1,705	1,877
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	3,240	3,581
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	30,190	33,821
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	6,170	6,940
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/42	7,140	7,842
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/54	15,000	15,950
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/44	3,125	3,252
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/50	6,200	6,399
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/41	3,660	3,585
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/42	3,810	3,691
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/43	3,960	3,799
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/44	1,970	1,874
					323,635
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/45	2,850	2,511
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/45	3,500	3,740
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/49	10,000	10,325
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/52	5,250	5,520
	Vermont GO	4.000%	8/15/40	3,135	3,180
					25,276
Virginia (1.6%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,000	1,003
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,750	1,747
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,250	1,239
	Arlington County VA GO	2.500%	8/15/29	5,000	4,777
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	5,320	5,438
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	4,735	4,840
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/45	7,500	8,130

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/48	9,000	9,672
[2]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/55	5,711	4,759
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/39	1,525	1,653
	Fairfax County Economic Development Authority Special Tax Revenue (Route 28 Project)	3.000%	4/1/36	2,000	1,859
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	11,294
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/37	2,500	2,759
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/51	10,000	10,662
	Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,545	2,570
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/50	5,000	5,189
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/60	33,450	35,035
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	700	654
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,825	2,552
[6]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/43	1,000	1,093
[6]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/48	3,000	3,216
[6]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	4.750%	7/1/53	5,000	5,117
[6]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	3,160	3,337
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	480	480
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	6.750%	12/1/53	855	939
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	6.875%	12/1/58	3,200	3,518
	Loudoun County Economic Development Authority Local or Guaranteed Housing Revenue	1.980%	6/1/58	2,296	1,373
	Loudoun County VA GO	4.000%	12/1/41	4,850	4,939
[2]	Newport News IDA Revenue	5.330%	7/1/45	7,000	6,845
	Northern Virginia Transportation Commission Transit Revenue (Transforming Rail in Virginia Program)	5.000%	6/1/52	5,000	5,293
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/40	1,993	2,038
	Richmond VA GO	2.000%	7/15/34	2,570	2,119
	Richmond VA Public Utility Multiple Utility Revenue	4.000%	1/15/42	500	497
	Shenandoah County IDA Local or Guaranteed Housing Revenue (Massanutten Manor Project)	3.650%	1/1/35	2,314	2,201
	University of Virginia College & University Revenue	5.000%	9/1/49	13,000	13,589
	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/41	1,405	1,407
	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/42	2,000	1,983
	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/43	1,890	1,856
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/53	2,570	2,914
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/59	2,035	2,294
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	2,870	2,642
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	4,000	4,303
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/43	2,660	2,633
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	3,000	2,614
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	5,209
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	2,720	2,567
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	1,225	1,054
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/36	4,880	5,091
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/37	5,075	5,253
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/44	3,140	3,089
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/45	6,000	5,864
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/47	4,000	3,899
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/35	935	972
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/36	650	672
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/37	940	968
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/38	905	926
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	5.000%	5/15/57	12,140	12,637
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	9/1/39	4,450	4,364
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	4,000	4,098
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	1,410	1,431
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/40	8,450	8,517
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	8,000	7,502
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/54	4,000	4,198
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/27	1,000	1,012

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.650%	10/1/27	615	624
					275,019
Washington (1.0%)
	Energy Northwest Nuclear Revenue	4.000%	7/1/42	3,235	3,195
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/36	1,670	1,829
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/39	1,000	1,078
	Grant County Public Hospital District No. 1 GO	5.125%	12/1/48	5,000	5,078
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/39	270	296
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/40	590	643
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/41	750	813
	King County School District No. 403 Renton GO	4.000%	12/1/39	2,205	2,247
	King County School District No. 403 Renton GO	4.000%	12/1/40	2,850	2,889
	Kitsap County School District No. 100-C Bremerton GO	5.250%	12/1/47	2,385	2,602
[4,8]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/32	765	844
[4,8]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/33	750	832
[4,8]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/34	875	974
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/39	2,475	2,482
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/42	1,200	1,189
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	4/1/29	3,825	3,868
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/41	2,390	2,398
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/48	8,110	8,613
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/48	8,365	8,949
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/49	3,585	3,825
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,950	1,974
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Navalia & Alena Projects)	4.000%	8/1/34	2,800	2,812
	Washington GO	5.000%	6/1/42	1,250	1,306
	Washington GO	5.000%	6/1/42	20	22
	Washington GO	5.000%	2/1/43	1,605	1,690
	Washington GO	5.000%	6/1/46	3,365	3,591
	Washington GO	5.000%	6/1/47	6,000	6,425
	Washington GO	5.000%	2/1/49	7,435	7,905
	Washington GO	5.000%	8/1/49	10,000	10,660
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	5,000	4,771
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	1,830	1,703
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	8,750	7,852
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/50	1,400	1,248
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/42	975	856
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/46	2,205	1,864
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	8,000	8,110
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/34	130	119
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/35	1,000	1,064
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	4,460	3,855
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/43	1,000	1,041
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/48	1,000	1,029
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/48	5,500	4,994
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	28,711	26,817
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/37	8,907	8,005
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.221%	3/20/40	5,490	5,316
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/59	2,000	2,121
[2]	Washington State Housing Finance Commission Private Schools Revenue	6.125%	7/1/53	3,000	3,249
	Washington State University College & University Revenue	5.000%	4/1/39	2,695	3,016
	Washington State University College & University Revenue	5.000%	4/1/40	1,790	1,993
					180,052
West Virginia (0.4%)
[6]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/41	7,000	7,185
[6]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/46	6,320	6,459
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	305	303
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34	7,595	7,676
	West Virginia GO	5.000%	12/1/45	1,500	1,581
[6]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	3,080	3,279
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/41	4,000	4,389
[6]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	9/1/42	6,265	6,732
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/43	2,805	3,053
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	5,000	4,342
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/47	5,500	5,286

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/1/48	2,590	2,810
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/48	15,175	16,889
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	2,500	2,277
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/53	6,010	5,747
					78,008
Wisconsin (1.8%)
	Central Brown County Water Authority Water Revenue	5.000%	11/1/34	7,120	8,070
	Central Brown County Water Authority Water Revenue	5.000%	11/1/35	6,480	7,365
	Madison WI Metropolitan School District GO	4.000%	3/1/36	2,460	2,516
[1]	Milwaukee WI GO	5.000%	4/1/27	1,920	2,006
	Milwaukee WI GO	3.000%	4/1/32	4,820	4,476
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/38	1,915	2,064
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/39	1,100	1,180
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/40	800	857
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/41	1,000	1,066
[6]	Monona Grove WI School District GO	3.000%	5/1/34	2,195	2,051
[6]	Monroe WI School District GO	5.000%	3/1/37	775	833
[6]	Monroe WI School District GO	5.000%	3/1/38	700	748
[6]	Monroe WI School District GO	4.000%	3/1/39	1,855	1,875
	Neenah Joint School District GO	3.000%	3/1/31	1,960	1,903
	Neenah Joint School District GO	3.000%	3/1/32	3,735	3,581
[2]	Public Finance Authority Charter School Aid Revenue	4.250%	7/15/44	180	169
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/48	1,530	1,521
[2]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/49	360	339
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/51	1,000	827
[2]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/53	160	148
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	4,135	4,025
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	1,005	958
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/62	9,518	9,869
[2]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/51	1,145	1,072
[2]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/41	1,000	968
[2]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/40	815	818
	Public Finance Authority College & University Revenue	5.250%	10/1/38	3,250	3,269
	Public Finance Authority College & University Revenue	5.250%	10/1/48	2,130	2,073
	Public Finance Authority College & University Revenue	5.125%	4/1/52	5,500	5,321
[2]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	3,000	2,343
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	372
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	421
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	346
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	318
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	336
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	9,620	8,922
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/46	8,000	6,469
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,700	2,187
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	6,250	5,633
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	7,500	7,021
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	1,500	1,163
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	11,500	10,335
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	3,881
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	1,125	844
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.250%	11/15/55	820	862
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.250%	11/15/61	1,200	1,250
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	5,055	5,057
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	15,362	15,246
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/27	16,591	16,398
	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/39	10,422	10,156
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/63	3,000	3,161
[2]	Public Finance Authority Tax Increment/Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/41	1,000	1,028
[6]	Racine Unified School District GO	5.000%	4/1/37	1,000	1,086
[6]	Racine Unified School District GO	5.000%	4/1/41	1,480	1,584
[1]	Racine Unified School District GO	4.000%	4/1/42	3,555	3,472
[6]	Racine Unified School District GO	5.000%	4/1/42	1,000	1,066
[1]	Racine Unified School District GO	4.000%	4/1/43	4,075	3,947
[1]	Racine Unified School District GO	4.000%	4/1/44	2,565	2,470
	Sheboygan Area School District GO	3.000%	3/1/42	1,700	1,455
	Sheboygan Area School District GO	3.000%	3/1/43	1,755	1,480
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/49	1,800	1,897
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/36	1,250	1,286
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/39	1,500	1,518

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/31	1,000	1,009
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/32	1,080	1,088
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/41	15,000	15,243
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,380	2,459
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/34	5,630	5,484
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,250	1,250
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	5,055	4,891
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	1,440	1,448
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,600	1,607
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	15,000	14,851
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,000	5,007
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,073
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	700	739
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,048
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/44	1,305	1,391
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	3,765	3,599
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	2,550	2,322
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/52	3,080	3,297
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/54	4,645	4,997
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/59	2,500	2,655
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	1,435	1,539
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/34	1,250	1,377
[2]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collabration Inc. Project)	5.000%	8/1/27	8,000	8,150
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/52	3,780	3,695
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/53	3,520	3,634
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	9/1/54	4,245	4,595
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/55	2,895	3,171
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	4,470	4,474
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/26	3,500	3,591
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/26	3,500	3,591
					313,253
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	35	35
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	660	536
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/54	2,450	2,666
					3,237
Total Tax-Exempt Municipal Bonds (Cost $17,500,725)					17,046,169
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	19,134	11,997
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	8,965	5,711
Total Taxable Municipal Bonds (Cost $17,261)					17,708

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.6%)
Investment Company (2.6%)
[17]	Vanguard Municipal Low Duration Fund (Cost $467,500)	2.123%	46,753,121	467,531
Total Investments (99.8%) (Cost $17,985,486)				17,531,408
Other Assets and Liabilities—Net (0.2%)				29,889
Net Assets (100%)				17,561,297
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $401,077,000, representing 2.3% of net assets.
3	Non-income-producing security—security in default.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Step bond.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2025.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Securities with a value of $1,038,000 have been segregated as initial margin for open futures contracts.
17	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
10-Year U.S. Treasury Note	March 2025	(377)	(41,034)	(33)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.

Vanguard® Long-Term Tax-Exempt Fund
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	17,046,169	—	17,046,169
Taxable Municipal Bonds	—	17,708	—	17,708
Temporary Cash Investments	467,531	—	—	467,531
Total	467,531	17,063,877	—	17,531,408
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(33)	—	—	(33)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.